Schwab Investments
Schwab Tax-Free Bond Fund

Portfolio Holdings as of May 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.
ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 100.2% OF NET ASSETS
ALABAMA 1.2%
Southeast Energy Auth
Commodity Supply RB Series 2021B1	4.00%	06/01/30 (a)	2,000,000	2,079,093
Commodity Supply RB Series 2021B1	4.00%	06/01/31 (a)	1,850,000	1,915,901
Univ of Montevallo
RB Series 2017	5.00%	05/01/26	200,000	220,236
RB Series 2017	5.00%	05/01/27	250,000	280,614
RB Series 2017	5.00%	05/01/42 (a)	2,150,000	2,358,590
				6,854,434
ARIZONA 1.4%
Arizona Health Facilities Auth
RB (Phoenix Childrens Hospital) Series 2013B	5.00%	02/01/43 (a)	1,000,000	1,015,656
Refunding RB (Phoenix Childrens Hospital) Series 2013A3 (SIFMA Municipal Swap Index + 1.85%)	2.64%	02/01/48 (a)(b)	3,000,000	3,002,900
Arizona IDA
RB Series 2021A	4.00%	11/01/29	1,000,000	1,034,286
RB Series 2021A	4.00%	11/01/30	500,000	515,757
RB Series 2021A	4.00%	11/01/31	1,270,000	1,300,157
Tucson
Refunding COP Series 2014	4.00%	07/01/22	700,000	701,575
Refunding COP Series 2014	4.00%	07/01/23	700,000	717,117
				8,287,448
ARKANSAS 1.2%
Bella Vista
Sales & Use Tax Bonds Series 2020	1.13%	10/01/45 (a)	1,755,000	1,690,789
Bentonville Sales & Use Tax
Sales & Use Tax Refunding RB Series 2021B	1.05%	11/01/46 (a)	1,200,000	1,158,954
Forrest City
Sales & Use Tax RB Series 2021	1.55%	11/01/44 (a)	945,000	853,722
Little Rock
Sewer Refunding RB Series 2015	3.00%	04/01/23	735,000	743,706
Sewer Refunding RB Series 2015	3.00%	04/01/24	560,000	568,053

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Marion
Sales & Use Tax RB Series 2017	2.90%	09/01/47 (a)	115,000	114,554
Rogers
Sales & Use Tax Bonds Series 2018B	3.25%	11/01/43 (a)	1,455,000	1,449,181
Sherwood
Sales & Use Tax Bonds Series 2018	3.05%	12/01/43 (a)	140,000	140,000
Springdale
Sales & Use Tax Refunding & Improvement Bonds Series 2018	3.00%	04/01/43 (a)	345,000	343,934
				7,062,893
CALIFORNIA 8.6%
Bay Area Toll Auth
Toll Bridge RB Series 2017H	2.13%	04/01/53 (a)(c)	3,000,000	2,937,850
Toll Bridge RB Series 2021C (SIFMA Municipal Swap Index + 0.45%)	1.24%	04/01/56 (a)(b)	5,000,000	4,902,215
California
GO Bonds	5.00%	03/01/27 (a)	2,600,000	2,802,165
GO Refunding Bonds Series 2017	5.00%	08/01/32 (a)	590,000	650,322
California Health Facilities Financing Auth
RB (Adventist Health System) Series 2011A	3.00%	03/01/41 (a)(c)	2,625,000	2,654,840
California Municipal Finance Auth
RB Series 2021A	3.00%	02/01/46 (a)	2,000,000	1,662,525
California Statewide Communities Development Auth
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/23	455,000	463,792
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/24	600,000	627,373
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/25	1,000,000	1,060,184
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/26	1,050,000	1,132,857
RB (Loma Linda Univ Medical Center) Series 2016A	5.00%	12/01/36 (a)	1,500,000	1,531,660
RB (Loma Linda Univ Medical Center) Series 2018A	5.25%	12/01/43 (a)	1,065,000	1,096,368
Hastings Campus Housing Financing Auth
Campus Housing RB Series 2020A	5.00%	07/01/45 (a)	3,700,000	3,919,132
Jurupa Public Finance Auth
Special Tax RB Series 2014A	5.00%	09/01/22	60,000	60,525
Lynwood USD
GO Bonds Series E	0.00%	08/01/42 (a)(d)	1,380,000	593,530
Oakland USD
GO Bonds Series 2015A	5.00%	08/01/27 (a)	1,295,000	1,403,957
GO Bonds Series 2015A	5.00%	08/01/28 (a)	1,000,000	1,080,633
Pasadena
Refunding COP Series 2015A	5.00%	02/01/29 (a)	585,000	625,521
Pleasant Valley SD
GO Refunding Bonds Series 2002A	5.85%	08/01/31	3,000,000	3,459,301
Rancho Cucamonga Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2014	5.00%	09/01/26 (a)	755,000	802,904
San Bruno Public Finance Auth
Lease RB Series 2019	5.00%	05/01/30 (a)	460,000	530,233
San Diego USD
GO Bonds Series 2010C	0.00%	07/01/31 (d)	1,250,000	934,668
GO Bonds Series 2010C	0.00%	07/01/32 (d)	1,500,000	1,076,158
GO Bonds Series 2010C	0.00%	07/01/33 (d)	1,000,000	688,012
GO Bonds Series 2010C	0.00%	07/01/35 (d)	1,300,000	820,117

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
San Francisco Airport Commission
RB 2nd Series 2019E	5.00%	05/01/40 (a)	2,875,000	3,133,927
RB 2nd Series 2022A	5.00%	05/01/30	2,500,000	2,807,742
San Francisco Public Utilities Commission
Water RB Series 2017A	5.00%	11/01/36 (a)	2,685,000	2,860,436
Santa Cruz Cnty Successor Redevelopment Agency
Tax Allocation Refunding Bonds 2014	5.00%	09/01/22	605,000	610,351
Tax Allocation Refunding Bonds 2014	5.00%	09/01/23	375,000	389,769
Tax Allocation Refunding Bonds 2014	5.00%	09/01/24	1,060,000	1,127,435
Stockton Public Financing Auth
Water Refunding RB Series 2018A	5.00%	10/01/23	300,000	313,214
Water Refunding RB Series 2018A	5.00%	10/01/24	300,000	319,499
Water Refunding RB Series 2018A	5.00%	10/01/25	500,000	544,382
				49,623,597
COLORADO 1.1%
Centennial Water & Sanitation District
Water & Wastewater RB Series 2019	5.00%	12/01/34 (a)	420,000	484,473
Water & Wastewater RB Series 2019	5.00%	12/01/35 (a)	500,000	575,505
Colorado Health Facilities Auth
Refunding RB (Evangelical Lutheran Good Samaritan Society) Series 2017	5.00%	06/01/31 (a)(e)	1,250,000	1,413,384
Colorado Regional Transportation District
RB (Denver Transit Partners) Series 2020A	5.00%	07/15/30	300,000	326,970
RB (Denver Transit Partners) Series 2020A	5.00%	01/15/31	500,000	545,109
RB (Denver Transit Partners) Series 2020A	4.00%	07/15/34 (a)	1,000,000	991,067
Denver
Airport System RB Series 2019D	5.00%	11/15/31 (a)(c)	1,750,000	1,775,449
Dedicated Tax RB Series 2018A-2	0.00%	08/01/31 (a)(d)	380,000	280,399
				6,392,356
CONNECTICUT 1.8%
Connecticut
GO Bonds Series 2020C	4.00%	06/01/33 (a)	650,000	687,333
GO Bonds Series 2020C	4.00%	06/01/34 (a)	1,000,000	1,049,472
GO Bonds Series 2020C	4.00%	06/01/35 (a)	250,000	260,576
GO Refunding Bonds Series 2016B	5.00%	05/15/27 (a)	2,095,000	2,304,274
Special Tax Obligation Bonds Series 2020A	5.00%	05/01/25	850,000	920,276
Connecticut Health & Educational Facilities Auth
RB (Sacred Heart Univ) Series L	5.00%	07/01/31	525,000	605,330
RB (Sacred Heart Univ) Series L	5.00%	07/01/32	1,000,000	1,157,627
Univ of Connecticut
GO Bonds Series 2019A	5.00%	11/01/34 (a)(f)	2,000,000	2,231,783
GO Bonds Series 2019A	5.00%	11/01/36 (a)(f)	1,000,000	1,113,625
				10,330,296
DISTRICT OF COLUMBIA 0.5%
District of Columbia Water & Sewer Auth
Public Utility Sub Lien RB Series 2019C	1.75%	10/01/54 (a)(c)	3,000,000	2,977,197

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
FLORIDA 3.8%
Broward Cnty SD
COP Series 2022B	5.00%	07/01/36 (a)	2,000,000	2,308,048
Florida Higher Educational Facilities Financing Auth
Educational Facilities RB (Florida Institute of Technology) Series 2019	5.00%	10/01/25	450,000	477,727
Educational Facilities RB (Florida Institute of Technology) Series 2019	5.00%	10/01/26	765,000	822,523
Educational Facilities RB (Florida Institute of Technology) Series 2019	5.00%	10/01/27	685,000	743,913
Fort Pierce Utilities Authority
Utilities Refunding RB Series 2022A	4.00%	10/01/52 (a)(g)	500,000	500,111
Hollywood Community Redevelopment Agency
Refunding RB Series 2015	5.00%	03/01/24	3,000,000	3,145,447
Jacksonville
Health Care Facilities Refunding RB (Baptist Health) Series 2017	5.00%	08/15/34 (a)	910,000	974,566
Lake Worth Beach
Consolidated Utility RB Series 2022	4.00%	10/01/52 (a)(g)	1,000,000	1,001,061
Miami Beach Health Facilities Auth
Hospital Refunding & RB (Mt Sinai Medical Center) Series 2014	5.00%	11/15/22	150,000	152,401
Hospital Refunding & RB (Mt Sinai Medical Center) Series 2014	5.00%	11/15/24	400,000	422,375
Hospital Refunding & RB (Mt Sinai Medical Center) Series 2014	5.00%	11/15/25 (a)	250,000	262,907
Miami-Dade Cnty Expressway Auth
Toll System RB Series 2014A	5.00%	07/01/22	550,000	551,501
Toll System RB Series 2014A	4.00%	07/01/23	1,730,000	1,767,616
Toll System RB Series 2014A	5.00%	07/01/24	625,000	660,163
Palm Beach Cnty Health Facilities Auth
Hospital Refunding RB (Boca Raton Regional Hospital) Series 2014	5.00%	12/01/22 (e)	800,000	814,370
Pompano Beach
RB (John Knox Village) Series 2021A	4.00%	09/01/51 (a)	2,000,000	1,784,395
Port St. Lucie
Utility System Refunding RB Series 2014	5.00%	09/01/22	485,000	489,546
Utility System Refunding RB Series 2014	5.00%	09/01/23	350,000	364,316
Tallahassee
Consolidated Utility Systems RB Series 2018	5.00%	10/01/35 (a)	1,495,000	1,619,185
Tampa
Tax Allocation RBs (Moffitt Cancer Center) Series 2020A	0.00%	09/01/35 (a)(d)	1,550,000	948,030
Tax Allocation RBs (Moffitt Cancer Center) Series 2020A	0.00%	09/01/36 (a)(d)	800,000	468,361
Tax Allocation RBs (Moffitt Cancer Center) Series 2020A	0.00%	09/01/37 (a)(d)	855,000	478,896
Tax Allocation RBs (Moffitt Cancer Center) Series 2020A	0.00%	09/01/38 (a)(d)	1,000,000	534,510
Tax Allocation RBs (Moffitt Cancer Center) Series 2020A	0.00%	09/01/49 (a)(d)	1,200,000	384,780
				21,676,748
GEORGIA 1.6%
Main St Natural Gas Inc
Gas Supply RB Series 2018E (SIFMA Municipal Swap Index + 0.57%)	1.36%	08/01/48 (a)(b)	5,000,000	4,998,987
Milledgeville-Baldwin Cnty Development Auth
RB (Univ of Georgia) Series 2021	5.00%	06/15/33 (a)	1,700,000	1,972,863
Paulding Cnty Hospital Auth
RAN (Wellstar Health) Series 2022A	4.00%	04/01/41 (a)	1,000,000	1,012,858
Revenue Anticipation Certificate (WellStar Health) Series 2022A	5.00%	04/01/42 (a)	1,300,000	1,461,123
				9,445,831

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
HAWAII 0.2%
Hawaii
Harbor System RB Series 2020A	4.00%	07/01/34 (a)	750,000	787,334
Harbor System RB Series 2020A	4.00%	07/01/35 (a)	500,000	520,564
				1,307,898
IDAHO 0.7%
Canyon Cnty SD #139
GO Bonds Series 2019A	5.00%	09/15/26 (f)	450,000	502,307
GO Bonds Series 2019A	5.00%	09/15/27 (f)	400,000	455,053
GO Bonds Series 2019A	5.00%	09/15/28 (f)	425,000	491,114
GO Bonds Series 2019A	5.00%	09/15/29 (a)(f)	400,000	464,954
Madison SD #321
GO Bonds Series 2022B	5.00%	09/15/39 (a)(f)(g)	1,000,000	1,156,402
Nampa SD #131
GO Refunding Bonds Series 2011B	4.00%	08/15/22 (f)	695,000	699,038
				3,768,868
ILLINOIS 7.7%
Bellwood Village
GO Refunding Bonds Series 2014	5.00%	12/01/32 (a)	1,705,000	1,822,780
GO Refunding Bonds Series 2016B	5.00%	12/01/28 (a)	1,855,000	2,072,911
Chicago
GO Bonds Series 2019A	5.50%	01/01/35 (a)	1,450,000	1,577,548
OHare General Airport Sr Lien Refunding RB Series 2012A	5.00%	01/01/33 (a)	400,000	418,678
OHare General Airport Sr Lien Refunding RB Series 2015B	5.00%	01/01/28 (a)	1,750,000	1,850,622
OHare General Airport Sr Lien Refunding RB Series 2015B	5.00%	01/01/29 (a)	1,135,000	1,200,066
OHare General Airport Sr Lien Refunding RB Series 2016C	5.00%	01/01/29 (a)	400,000	428,436
OHare General Airport Sr Lien Refunding RB Series 2016C	5.00%	01/01/31 (a)	1,000,000	1,066,630
Chicago Housing Auth
GO Bonds Series 2018A	5.00%	01/01/27	1,000,000	1,104,584
GO Bonds Series 2018A	5.00%	01/01/28	1,000,000	1,120,690
Community Unit SD #300
GO Refunding Bonds Series 2013	5.25%	01/01/31 (a)	4,840,000	4,921,497
Dupage Cnty HSD #88
GO Refunding Bonds Series 2016	5.00%	01/15/26	2,500,000	2,746,233
Illinois
GO Bonds Series 2018	5.00%	05/01/31 (a)	1,000,000	1,065,930
GO Bonds Series 2020	5.38%	05/01/23	500,000	515,193
GO Bonds Series 2020	5.50%	05/01/24	1,000,000	1,056,390
GO Bonds Series 2020	5.50%	05/01/25	1,500,000	1,616,652
GO Bonds Series 2021A	5.00%	03/01/46 (a)	750,000	781,640
GO Refunding Bonds Series 2016	5.00%	02/01/28 (a)	1,500,000	1,619,009
GO Refunding Bonds Series 2018B	5.00%	10/01/33 (a)	1,500,000	1,575,373
Illinois Finance Auth
Facilities RB (Univ of Illinois) Series 2019A	5.00%	10/01/44 (a)	500,000	559,518
Facilities RB (Univ of Illinois) Series 2019A	5.00%	10/01/51 (a)	150,000	166,644
RB (OSF Healthcare System) Series 2020B1	5.00%	05/15/50 (a)(c)	1,150,000	1,205,035
RB (Rosalind Franklin Univ) Series 2017A	5.00%	08/01/30 (a)	900,000	960,189
RB (Rosalind Franklin Univ) Series 2017A	5.00%	08/01/33 (a)	960,000	1,014,613

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB (Rosalind Franklin Univ) Series 2017A	5.00%	08/01/34 (a)	1,330,000	1,403,827
Refunding RB (Southern Illinois Healthcare Enterprises) Series 2017C	5.00%	03/01/26	700,000	757,946
Refunding RB (Southern Illinois Healthcare Enterprises) Series 2017C	5.00%	03/01/30 (a)	400,000	431,942
Illinois Toll Highway Auth
Toll Highway Sr RB Series 2019A	5.00%	01/01/44 (a)	2,500,000	2,753,574
Kankakee River Metropolitan Agency
Sr Lien Sewage Treatment Facility Refunding RB Series 2016	5.00%	05/01/26	1,305,000	1,432,415
Northern Illinois Univ
Auxiliary Facilities Refunding RB Series 2020B	5.00%	04/01/29 (f)	400,000	452,708
Auxiliary Facilities Refunding RB Series 2020B	5.00%	04/01/30 (f)	450,000	514,767
Auxiliary Facilities Refunding RB Series 2020B	5.00%	04/01/31 (a)(f)	500,000	569,854
Auxiliary Facilities Refunding RB Series 2020B	4.00%	04/01/35 (a)(f)	1,050,000	1,085,048
Auxiliary Facilities Refunding RB Series 2020B	4.00%	04/01/37 (a)(f)	600,000	614,257
Auxiliary Facilities System RB Series 2021	5.00%	10/01/26 (f)	250,000	273,892
Auxiliary Facilities System RB Series 2021	5.00%	10/01/27 (f)	325,000	361,359
Auxiliary Facilities System RB Series 2021	5.00%	10/01/28 (f)	325,000	365,642
Auxiliary Facilities System RB Series 2021	5.00%	10/01/29 (f)	300,000	341,418
Auxiliary Facilities System RB Series 2021	5.00%	10/01/30 (f)	325,000	373,661
				44,199,171
INDIANA 1.7%
Indiana Finance Auth
1st Lien Wastewater Utility Refunding RB (CWA Authority) Series 2022A	5.00%	10/01/35 (a)(g)	500,000	589,601
1st Lien Wastewater Utility Refunding RB (CWA Authority) Series 2022A	5.00%	10/01/36 (a)(g)	1,000,000	1,177,491
1st Lien Wastewater Utility Refunding RB (CWA Authority) Series 2022A	5.00%	10/01/37 (a)(g)	1,140,000	1,340,916
Indiana Housing & Community Development Agency
S/F Mortgage RB Series 2020C-3	0.61%	07/01/47 (a)(f)(h)(i)	6,590,000	6,590,000
				9,698,008
IOWA 0.9%
Public Energy Financing Auth
Gas Project RB Series 2019	5.00%	09/01/49 (a)(c)	5,000,000	5,371,334
KANSAS 1.2%
Crawford Cnty USD #250
GO Bonds Series 2017	5.00%	09/01/26	250,000	278,299
GO Bonds Series 2017	5.00%	09/01/27	450,000	510,424
Hutchinson
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/27 (a)	375,000	400,169
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/28 (a)	400,000	425,123
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/29 (a)	440,000	466,177
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/30 (a)	445,000	469,759
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/31 (a)	150,000	157,430
Johnson & Miami County USD No. 230
GO Bonds Series 2018A	5.00%	09/01/26	250,000	277,976
GO Bonds Series 2018A	5.00%	09/01/27	800,000	905,304
GO Bonds Series 2018A	5.00%	09/01/31 (a)	2,575,000	2,898,686
				6,789,347

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
KENTUCKY 0.8%
Kentucky
COP 2015	4.00%	06/15/24	400,000	414,480
COP 2015	5.00%	06/15/25	400,000	431,946
Kentucky Public Energy Auth
Gas Supply RB Series 2018C1	4.00%	12/01/49 (a)(c)	1,450,000	1,489,677
Gas Supply RB Series 2022A1	4.00%	08/01/52 (a)(c)	2,000,000	2,053,686
				4,389,789
LOUISIANA 0.8%
Louisiana Public Facilities Auth
Refunding RB (Ochsner Clinic Fdn) Series 2017	5.00%	05/15/27	500,000	549,584
Louisiana Stadium & Exposition District
BAN 2021	4.00%	07/03/23 (a)	2,000,000	2,027,297
New Orleans
Sewerage Service Refunding RB Series 2014	5.00%	06/01/22	250,000	250,000
Tangipahoa District #1 North Oaks Health System
Refunding RB Series 2021	4.00%	02/01/35 (a)	1,600,000	1,601,691
				4,428,572
MAINE 1.5%
Maine Health & Educational Facilities Auth
Educational Facilities RB Series 2021A	5.00%	07/01/32 (a)	550,000	626,936
Educational Facilities RB Series 2021A	4.00%	07/01/36 (a)	500,000	515,362
Educational Facilities RB Series 2021A	4.00%	07/01/46 (a)	750,000	751,071
RB (MaineHealth) Series 2020A	5.00%	07/01/30	800,000	902,112
RB (MaineHealth) Series 2020A	4.00%	07/01/36 (a)	400,000	409,148
RB (MaineHealth) Series 2020A	4.00%	07/01/37 (a)	1,000,000	1,021,619
Portland
General Airport Refunding RB Series 2019	5.00%	01/01/28	500,000	554,867
General Airport Refunding RB Series 2019	5.00%	01/01/32 (a)	560,000	624,789
General Airport Refunding RB Series 2019	5.00%	01/01/33 (a)	695,000	773,774
General Airport Refunding RB Series 2019	5.00%	01/01/34 (a)	620,000	688,904
South Portland ME
GO Bonds Series 2022A	5.00%	10/01/34 (a)	775,000	922,551
GO Bonds Series 2022A	5.00%	10/01/35 (a)	625,000	742,817
				8,533,950
MARYLAND 1.6%
Maryland Health & Higher Educational Facilities Auth
RB (Frederick Health System) Series 2020	4.00%	07/01/45 (a)	600,000	594,200
RB (Meritus Medical Center) Series 2015	5.00%	07/01/23	1,000,000	1,035,331
Maryland Stadium Authority
Built to Learn RB Series 2022A	5.00%	06/01/29	875,000	995,178
Built to Learn RB Series 2022A	5.00%	06/01/30	1,000,000	1,149,673
Built to Learn RB Series 2022A	5.00%	06/01/31	1,250,000	1,451,808
Washington Cnty
RB (Diakon Lutheran Social Ministries) Series 2019B	5.00%	01/01/24	320,000	331,811
RB (Diakon Lutheran Social Ministries) Series 2019B	5.00%	01/01/25	550,000	581,198
RB (Diakon Lutheran Social Ministries) Series 2019B	5.00%	01/01/27	645,000	702,409

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB (Diakon Lutheran Social Ministries) Series 2019B	5.00%	01/01/28	1,405,000	1,543,066
RB (Diakon Lutheran Social Ministries) Series 2019B	5.00%	01/01/29	505,000	560,122
				8,944,796
MASSACHUSETTS 2.1%
Massachusetts Development Finance Agency
RB (Beth Israel Lahey Health) Series 2019K	5.00%	07/01/29	500,000	560,686
RB (Beth Israel Lahey Health) Series 2019K	5.00%	07/01/31 (a)	1,120,000	1,232,103
RB (Beth Israel Lahey Health) Series 2019K	5.00%	07/01/32 (a)	500,000	548,917
RB (Boston Medical Center) Series 2016E	5.00%	07/01/31 (a)	2,815,000	2,985,492
RB (Boston Medical Center) Series 2017F	5.00%	07/01/28 (a)	240,000	261,148
RB (Lahey Health System) Series 2015F	5.00%	08/15/28 (a)	950,000	1,006,989
RB (Lesley Univ) Series 2019A	5.00%	07/01/35 (a)	1,065,000	1,177,539
RB (Lesley Univ) Series 2019A	5.00%	07/01/39 (a)	1,065,000	1,157,556
RB (Wellforce) Series 2019A	5.00%	07/01/24	1,200,000	1,261,749
Massachusetts HFA
S/F Housing RB Series 183	3.50%	12/01/46 (a)	820,000	829,668
S/F Housing RB Series 203	4.50%	12/01/48 (a)	1,330,000	1,379,054
				12,400,901
MICHIGAN 1.2%
Grand Rapids
Sanitary Sewer System Refunding RB Series 2010	5.00%	01/01/25	600,000	643,104
Sanitary Sewer System Refunding RB Series 2010	5.00%	01/01/27	1,145,000	1,280,508
Karegnondi Water Auth
RB Series 2014A	5.00%	11/01/24 (a)	1,645,000	1,710,722
RB Series 2014A	5.00%	11/01/25 (a)	1,100,000	1,142,539
Michigan Finance Auth
Tobacco Settlement Asset-Backed Bonds Series 2020B1 Class 2	1.25%	06/01/30 (a)	225,000	225,000
Michigan Housing Development Auth
S/F Mortgage RB Series 2015A	4.00%	06/01/46 (a)	890,000	908,478
Wayne Cnty Airport Auth
Airport RB Series 2014B	5.00%	12/01/32 (a)	550,000	578,379
Airport RB Series 2014B	5.00%	12/01/33 (a)	625,000	656,766
				7,145,496
MINNESOTA 0.6%
Center City
Health Care Facilities Refunding RB (Hazelden Betty Ford Fdn) Series 2019	4.00%	11/01/26	315,000	328,854
Health Care Facilities Refunding RB (Hazelden Betty Ford Fdn) Series 2019	4.00%	11/01/28 (a)	330,000	344,607
Health Care Facilities Refunding RB (Hazelden Betty Ford Fdn) Series 2019	4.00%	11/01/29 (a)	265,000	274,808
Health Care Facilities Refunding RB (Hazelden Betty Ford Fdn) Series 2019	4.00%	11/01/30 (a)	250,000	256,450
Health Care Facilities Refunding RB (Hazelden Betty Ford Fdn) Series 2019	4.00%	11/01/34 (a)	300,000	302,292
Health Care Facilities Refunding RB (Hazelden Betty Ford Fdn) Series 2019	4.00%	11/01/41 (a)	220,000	214,763
Duluth ISD #709
Refunding COP Series 2019C	5.00%	02/01/25 (f)	375,000	401,981
Refunding COP Series 2019C	5.00%	02/01/26 (f)	400,000	438,049

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Minnesota Higher Educational Facilities Auth
RB (Univ of St. Thomas) Series 2019	5.00%	10/01/33 (a)	400,000	443,634
RB (Univ of St. Thomas) Series 2019	5.00%	10/01/34 (a)	250,000	276,465
				3,281,903
MISSISSIPPI 0.5%
Mississippi Business Finance Corp
IDRB (Chevron) Series 2011A	0.60%	11/01/35 (a)(i)	845,000	845,000
Mississippi Development Bank
Special Obligation (Jackson Public SD) RB Series 2018	5.00%	10/01/25	1,000,000	1,088,091
Special Obligation (Jackson Public SD) RB Series 2018	5.00%	10/01/26	590,000	655,318
Special Obligation (Jackson Public SD) Refunding RB Series 2012A	5.00%	04/01/28 (a)(e)	345,000	354,843
Special Obligation (Jackson Public SD) Refunding RB Series 2012A	5.00%	04/01/28 (a)	150,000	153,013
				3,096,265
MISSOURI 3.0%
Jackson Cnty SD #4
School Building GO Bonds Series 2018A	5.50%	03/01/36 (a)(f)(h)	5,000,000	5,883,638
School Building GO Bonds Series 2018A	6.00%	03/01/38 (a)(f)	2,440,000	2,979,619
Missouri Development Finance Board
Facilities Refunding RB Series 2021A	5.00%	11/01/27	300,000	335,665
Facilities Refunding RB Series 2021A	5.00%	11/01/28	770,000	872,014
Missouri Health & Educational Facilities Auth
Educational Facilities RB (Kansas City Univ of Medicine) Series 2017A	5.00%	06/01/35 (a)	1,000,000	1,115,682
Educational Facilities RB (Kansas City Univ of Medicine) Series 2017A	5.00%	06/01/36 (a)	1,050,000	1,169,025
Hospital Facilities RB (CoxHealth) Series 2019A	5.00%	11/15/31 (a)	2,490,000	2,777,215
Missouri Housing Development Commission
S/F Mortgage RB Series 2017D	4.00%	05/01/47 (a)	765,000	783,521
S/F Mortgage RB Series 2018A	4.25%	05/01/49 (a)	1,540,000	1,589,238
				17,505,617
MONTANA 1.2%
Montana Board of Housing
S/F Housing RB Series 2018A	4.00%	06/01/49 (a)	1,175,000	1,203,497
Montana Facility Finance Auth
RB (Billings Clinic) Series 2018C (SIFMA Municipal Swap Index + 0.55%)	1.34%	08/15/37 (a)(b)	3,000,000	3,001,078
Montana State Board of Regents
Educational Facilities Refunding RB (Montana State Univ) Series 2012A (SIFMA Municipal Swap Index + 0.45%)	1.24%	11/15/35 (a)(b)	2,950,000	2,954,993
				7,159,568
NEBRASKA 1.7%
Boys Town Village
RB (Father Flanagan Boys Home) Series 2017	3.00%	09/01/28	3,365,000	3,433,820
Municipal Energy Agency of Nebraska
Power System Refunding RB Series 2022A	5.00%	04/01/29	1,000,000	1,141,095
Power System Refunding RB Series 2022A	5.00%	04/01/31	1,600,000	1,860,672
Power System Refunding RB Series 2022A	5.00%	04/01/32	1,990,000	2,339,004

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Papio-Missouri River Natural Resource District
Flood Protection & Water Quality Enhancement Refunding Bonds Series 2017	4.00%	12/15/27 (a)(e)	250,000	250,264
Flood Protection & Water Quality Enhancement Refunding Bonds Series 2017	4.00%	12/15/28 (a)(e)	275,000	275,291
Flood Protection & Water Quality Enhancement Refunding Bonds Series 2017	4.00%	12/15/30 (a)(e)	500,000	500,528
				9,800,674
NEVADA 0.2%
Carson City
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2017	5.00%	09/01/25	600,000	641,162
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2017	5.00%	09/01/27	605,000	665,772
				1,306,934
NEW JERSEY 4.9%
Atlantic City
Tax Appeal Refunding Bonds Series 2017A	5.00%	03/01/24	200,000	209,732
Tax Appeal Refunding Bonds Series 2017A	5.00%	03/01/25	300,000	321,331
Tax Appeal Refunding Bonds Series 2017A	5.00%	03/01/27	250,000	278,448
Flemington-Raritan Regional SD
GO Refunding Bonds Series 2014	4.00%	06/15/22	635,000	635,675
New Jersey
GO Bonds Series 2020A	4.00%	06/01/31 (h)	10,500,000	11,336,062
New Jersey Economic Development Auth
School Facilities Construction Bonds Series 2018 EEE	5.00%	06/15/43 (a)	2,000,000	2,145,854
School Facilities Construction Refunding Bonds Series 2019LLL	5.00%	06/15/34 (a)	750,000	822,503
School Facilities Construction Refunding Bonds Series 2019MMM	5.00%	06/15/33 (a)	500,000	549,342
New Jersey Housing & Mortgage Finance Agency
S/F Housing RB Series 2020E	3.50%	04/01/51 (a)	2,560,000	2,585,800
New Jersey Transportation Trust Fund Auth
Transportation Program Notes Series 2014 BB-1	5.00%	06/15/33 (a)	4,500,000	4,891,608
Transportation System RB Series 2019AA	5.00%	06/15/31 (a)	1,250,000	1,363,691
Transportation System RB Series 2019BB	5.00%	06/15/44 (a)	2,900,000	3,106,993
				28,247,039
NEW MEXICO 0.2%
New Mexico Mortgage Finance Auth
S/F Mortgage RB Series 2018B	4.00%	01/01/49 (a)	1,250,000	1,280,357
NEW YORK 14.5%
Build NYC Resource Corp
RB (YMCA of Greater New York) Series 2015	5.00%	08/01/25 (e)	250,000	271,833
Hempstead Local Development Corp
RB (Hofstra Univ) Series 2021A	5.00%	07/01/26	800,000	871,188
RB (Hofstra Univ) Series 2021A	5.00%	07/01/27	750,000	827,563
RB (Hofstra Univ) Series 2021A	5.00%	07/01/28	840,000	937,125
RB (Hofstra Univ) Series 2021A	4.00%	07/01/36 (a)	340,000	348,326
RB (Hofstra Univ) Series 2021A	4.00%	07/01/37 (a)	500,000	510,777
RB (Hofstra Univ) Series 2021A	4.00%	07/01/38 (a)	515,000	524,705
RB (Hofstra Univ) Series 2021A	4.00%	07/01/39 (a)	575,000	583,386

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Long Island Power Auth
Electric System RB Series 2020A	5.00%	09/01/37 (a)	2,000,000	2,257,837
Electric System RB Series 2021B	1.50%	09/01/51 (a)(c)	2,915,000	2,775,103
Metropolitan Transportation Auth
Transportation RB Series 2015A2	5.00%	11/15/45 (a)(c)	2,845,000	3,164,772
Nassau Cnty Local Economic Assistance Corp
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/25 (a)	500,000	523,256
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/26 (a)	250,000	261,694
New York City
GO Bonds Fiscal 2013 Series E	5.00%	08/01/25 (a)	3,360,000	3,433,475
GO Bonds Fiscal 2014 Series B	5.00%	08/01/22	1,105,000	1,112,166
GO Bonds Fiscal 2014 Series I1	5.00%	03/01/23 (e)	315,000	323,245
GO Bonds Fiscal 2014 Series I1	5.00%	03/01/23	805,000	826,743
GO Bonds Fiscal Series 2018E-1	5.25%	03/01/34 (a)	2,000,000	2,268,163
GO Bonds Fiscal Series 2019E	5.00%	08/01/32 (a)	1,000,000	1,137,150
New York City Transitional Finance Auth
Building Aid RB Fiscal 2019 Series S3A	5.00%	07/15/35 (a)	2,000,000	2,225,153
Building Aid RB Fiscal 2019 Series S3A	5.00%	07/15/36 (a)	1,450,000	1,606,638
Future Tax Secured Sub RB Fiscal 2014 Series B1	5.00%	11/01/23	2,200,000	2,306,487
Future Tax Secured Sub RB Fiscal 2017 Series E1	5.00%	02/01/30 (a)	3,000,000	3,328,421
New York City Trust for Cultural Resources
Refunding RB (Juilliard School) Series 2018A	5.00%	01/01/34 (a)	1,000,000	1,149,585
Refunding RB (Juilliard School) Series 2018A	5.00%	01/01/37 (a)	1,750,000	1,990,263
Refunding RB (Juilliard School) Series 2018A	5.00%	01/01/38 (a)	1,000,000	1,135,033
Refunding RB (Lincoln Ctr for the Performing Arts) Series 2020A	4.00%	12/01/34 (a)	1,000,000	1,046,856
Refunding RB (Lincoln Ctr for the Performing Arts) Series 2020A	4.00%	12/01/35 (a)	1,000,000	1,039,462
New York Health & Hospital Corp
Health System RB Series 2020A	5.00%	02/15/30	2,500,000	2,867,234
New York Liberty Development Corp
Liberty Refunding RB Series 1WTC-2021	3.00%	02/15/42 (a)	1,500,000	1,306,281
RB (Goldman Sachs Headquarters) Series 2005 VRDN, TOB	1.14%	10/01/35 (a)(f)(j)(k)	3,750,000	3,750,000
New York State Dormitory Auth
RB (Catholic Health System) Series 2019A	5.00%	07/01/34 (a)	150,000	152,470
RB (Catholic Health System) Series 2019A	4.00%	07/01/38 (a)	925,000	821,834
RB (Montefiore Health) Series 2018A	5.00%	08/01/28	1,700,000	1,852,338
RB (Northwell Health) Series 2022A	5.00%	05/01/52 (a)	1,500,000	1,653,122
RB (Rockefeller Univ) Series 2019C	4.00%	07/01/49 (a)	1,000,000	1,026,150
State Personal Income Tax RB Series 2019A	5.00%	03/15/38 (a)	3,850,000	4,311,185
State Personal Income Tax Refunding RB Series 2012A	5.00%	12/15/24 (a)	1,300,000	1,323,172
State Sales Tax RB Series 2018	5.00%	03/15/34 (a)	5,000,000	5,545,557
New York State Urban Development Corp
State Personal Income Tax RB Series 2020C	5.00%	03/15/47 (a)	4,600,000	5,132,938
New York Transportation Development Corp
Special Facility RB (JFK Airport) Series 2020A	5.00%	12/01/28	1,000,000	1,072,725
Special Facility RB (JFK Airport) Series 2020A	5.00%	12/01/31 (a)	500,000	539,398
Special Facility RB (JFK Airport) Series 2020C	5.00%	12/01/33 (a)	2,500,000	2,720,634
Port Auth of New York & New Jersey
Consolidated Bonds 221st Series	5.00%	07/15/35 (a)	2,835,000	3,170,654
Consolidated Bonds 221st Series	4.00%	07/15/36 (a)	2,000,000	2,035,946

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Sales Tax Asset Receivable Corp
RB Fiscal 2015 Series A	5.00%	10/15/31 (a)(e)(h)	5,330,000	5,715,379
				83,783,422
NORTH CAROLINA 2.5%
Asheville
Special Obligation Bonds Series 2021	5.00%	04/01/30	600,000	704,696
Special Obligation Bonds Series 2021	5.00%	04/01/31	325,000	385,182
Greater Asheville Regional Airport Auth
Airport System RB Series 2022A	5.50%	07/01/47 (a)(g)	2,000,000	2,269,159
Airport System RB Series 2022A	5.50%	07/01/52 (a)(g)	1,500,000	1,693,505
North Carolina Capital Facilities Finance Agency
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/25	500,000	535,871
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/26	1,735,000	1,888,182
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/30 (a)	1,000,000	1,070,901
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/31 (a)	1,305,000	1,391,759
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/32 (a)	1,255,000	1,336,281
North Carolina Medical Care Commission
Health Care Facilities RB (Presbyterian Homes) Series 2020A	4.00%	10/01/27	420,000	430,526
Health Care Facilities RB (Presbyterian Homes) Series 2020A	4.00%	10/01/35 (a)	450,000	438,172
Health Care Facilities RB (Presbyterian Homes) Series 2020A	5.00%	10/01/40 (a)	1,000,000	1,063,642
North Carolina Turnpike Auth
RB (Triangle Expressway) Series 2019	5.00%	01/01/49 (a)	500,000	559,491
Triangle Expressway Appropriation RB Series 2019	0.00%	01/01/45 (a)(d)	1,700,000	697,461
				14,464,828
NORTH DAKOTA 0.6%
West Fargo
Refunding Bonds Series 2019B	4.00%	05/01/25	400,000	420,656
Refunding Bonds Series 2019B	4.00%	05/01/26	465,000	494,913
Refunding Bonds Series 2019B	4.00%	05/01/27 (a)	125,000	132,925
Williston
Public Safety Sales Tax RB Series 2018A	5.00%	07/15/22	500,000	501,813
Public Safety Sales Tax RB Series 2018A	4.00%	07/15/23 (a)	1,650,000	1,653,835
				3,204,142
OHIO 2.0%
American Municipal Power Ohio
Refunding RB Series 2021A	5.00%	02/15/31	1,000,000	1,169,780
Buckeye Tobacco Settlement Financing Auth
Tobacco Settlement Refunding Bonds Series 2020A-2	5.00%	06/01/34 (a)	5,000,000	5,480,538
Butler Cnty
Hospital Facilities Refunding RB (UC Health) Series 2017	5.00%	11/15/30 (a)	800,000	870,884
Cleveland
Airport System RB Series 2019B	5.00%	01/01/26	1,045,000	1,124,129
Hamilton Cnty
Hospital Facilities RB (UC Health) Series 2014	5.00%	02/01/24	55,000	57,641
Northeast Ohio Medical Univ
General Refunding RB Series 2021A	5.00%	12/01/25	200,000	213,234
General Refunding RB Series 2021A	4.00%	12/01/35 (a)	300,000	304,435

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
General Refunding RB Series 2021A	3.00%	12/01/40 (a)	475,000	400,249
General Refunding RB Series 2021A	4.00%	12/01/45 (a)	225,000	221,288
Ohio
Common Schools GO Bonds Series 2021A	5.00%	06/15/25	100,000	108,723
Ohio Higher Educational Facility Commission
Higher Educational Facility RB (Univ of Dayton) Series 2020	5.00%	02/01/35 (a)	700,000	773,738
Higher Educational Facility RB (Univ of Dayton) Series 2020	4.00%	02/01/36 (a)	555,000	565,897
				11,290,536
OKLAHOMA 0.6%
Norman Regional Hospital Auth
Hospital RB Series 2019	5.00%	09/01/45 (a)	1,050,000	1,092,975
Oklahoma Development Finance Auth
Lease RB Series 2014A	4.00%	06/01/27 (a)	29,000	30,013
Tulsa Cnty Industrial Auth
Educational Facilities Lease RB (Tulsa Cnty ISD #11) Series 2018	5.00%	09/01/23	1,000,000	1,039,764
Educational Facilities Lease RB Series 2021A	4.00%	09/01/31	1,250,000	1,365,778
				3,528,530
OREGON 3.6%
Beaverton SD #48J
GO Bonds Series 2017D	5.00%	06/15/36 (a)(f)	2,920,000	3,249,250
Forest Grove
Campus Refunding & RB (Pacific Univ) Series 2015A	5.00%	05/01/24	250,000	262,079
Campus Refunding & RB (Pacific Univ) Series 2015A	5.00%	05/01/25	145,000	153,732
Gresham-Barlow SD #10Jt
GO Bonds Series 2019	0.00%	06/15/34 (a)(d)(f)	300,000	202,574
GO Bonds Series 2019	0.00%	06/15/35 (a)(d)(f)	265,000	171,715
GO Bonds Series 2019	0.00%	06/15/36 (a)(d)(f)	420,000	260,964
GO Bonds Series 2019	0.00%	06/15/37 (a)(d)(f)	500,000	297,778
Hermiston SD #8R
Refunding GO Bonds Series 2020A	0.00%	06/15/28 (d)(f)	1,700,000	1,433,218
Refunding GO Bonds Series 2020A	0.00%	06/15/35 (a)(d)(f)	1,400,000	890,350
Medford Hospital Facilities Auth
Hospital Facilities RB (Asante) Series 2020A	4.00%	08/15/39 (a)	1,000,000	1,009,846
Morrow & Gilliam County SD
GO Bonds Series 2021A	4.00%	06/15/27 (f)	205,000	222,023
GO Bonds Series 2021A	4.00%	06/15/29 (f)	150,000	165,187
Oregon Business Development Commission
Recovery Zone Facility Bonds (Intel Corp) Series 232	2.40%	12/01/40 (a)(c)	3,000,000	3,011,440
Port Morrow
GO Obligations Series 2016	5.00%	12/01/30 (a)(e)	330,000	341,063
GO Obligations Series 2016	5.00%	12/01/31 (a)(e)	375,000	387,572
GO Obligations Series 2016	5.00%	12/01/36 (a)(e)	1,155,000	1,193,721
Salem Hospital Facility Auth
RB (Salem Health) Series 2019A	5.00%	05/15/26	2,180,000	2,368,913
Seaside
Transient Lodging Tax RB Series 2018	5.00%	12/15/37 (a)	1,875,000	2,102,845
Umatilla SD #6R
GO Bonds Series 2017	0.00%	06/15/29 (a)(f)(l)	340,000	362,268
GO Bonds Series 2017	0.00%	06/15/30 (a)(f)(l)	300,000	317,912

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2017	0.00%	06/15/31 (a)(f)(l)	300,000	317,125
GO Bonds Series 2017	0.00%	06/15/32 (a)(f)(l)	350,000	369,387
GO Bonds Series 2017	0.00%	06/15/33 (a)(f)(l)	520,000	547,983
GO Bonds Series 2017	0.00%	06/15/34 (a)(f)(l)	350,000	368,319
GO Bonds Series 2017	0.00%	06/15/35 (a)(f)(l)	410,000	431,055
West Linn-Wilsonville SD #3Jt
GO Bonds Series 2020A	0.00%	06/15/40 (a)(d)(f)	640,000	319,985
				20,758,304
PENNSYLVANIA 2.6%
Beaver Cnty
GO Bonds Series 2017	4.00%	04/15/28 (e)(f)	510,000	558,025
GO Bonds Series 2017	4.00%	04/15/28	1,625,000	1,739,710
Delaware Cnty Auth
RB (Cabrini Univ) Series 2017	5.00%	07/01/27	365,000	379,213
Lancaster Cnty Hospital Auth
RB Series 2021	5.00%	11/01/51 (a)	1,000,000	1,074,605
Montgomery Cnty Higher Education & Health Auth
RB Series 2022B	5.00%	05/01/32	700,000	791,942
RB Series 2022B	4.00%	05/01/35 (a)	600,000	619,851
Pennsylvania Economic Development Financing Auth
RB Series 2022A	5.00%	02/15/38 (a)	2,150,000	2,439,241
Pennsylvania State Univ
RB Series 2022A	5.25%	09/01/52 (a)	2,000,000	2,348,674
Philadelphia
GO Refunding Bonds Series 2017	5.00%	08/01/24	1,000,000	1,056,286
GO Refunding Bonds Series 2019A	5.00%	08/01/25	745,000	803,180
GO Refunding Bonds Series 2019A	5.00%	08/01/26	1,000,000	1,099,162
GO Refunding Bonds Series 2019A	5.00%	08/01/27	500,000	558,365
GO Refunding Bonds Series 2019A	5.00%	08/01/28	300,000	339,353
GO Refunding Bonds Series 2019A	5.00%	08/01/29	245,000	280,883
GO Refunding Bonds Series 2019A	5.00%	08/01/30	285,000	331,383
GO Refunding Bonds Series 2019A	5.00%	08/01/31	300,000	351,156
				14,771,029
RHODE ISLAND 0.0%
Rhode Island Housing & Mortgage Finance Corp
Homeownership Opportunity RB Series 67B	3.50%	10/01/46 (a)	190,000	191,837
SOUTH CAROLINA 1.5%
Kershaw Cnty Public Schools Foundation
Installment Purchase Refunding RB Series 2015	5.00%	12/01/22	800,000	813,807
Piedmont Municipal Power Agency
Electric Refunding RB Series 2021A	4.00%	01/01/25	1,545,000	1,609,484
South Carolina Public Service Auth
Refunding RB Series 2022A	5.00%	12/01/29	500,000	568,248
Refunding RB Series A	4.00%	12/01/40 (a)	4,000,000	4,051,665
Revenue & Refunding Bonds Series 2020A	4.00%	12/01/37 (a)	1,750,000	1,788,258
				8,831,462

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
SOUTH DAKOTA 0.3%
Sioux Falls SD #49-5
LT Capital Outlay Refunding Certificates Series 2017A	3.00%	08/01/28 (a)	200,000	205,138
LT Capital Outlay Refunding Certificates Series 2017B	3.00%	08/01/28 (a)	425,000	435,919
LT Capital Outlay Refunding Certificates Series 2017C	5.00%	08/01/22	150,000	150,933
South Dakota Health & Educational Facilities Auth
RB Series 2015	5.00%	11/01/26 (a)	1,000,000	1,074,366
				1,866,356
TENNESSEE 0.4%
Chattanooga-Hamilton Cnty Hospital Auth
Hospital Refunding & RB (Erlanger Health) Series 2014A	5.00%	10/01/23	450,000	467,095
Hospital Refunding & RB (Erlanger Health) Series 2014A	5.00%	10/01/24	600,000	635,198
Hospital Refunding & RB (Erlanger Health) Series 2014A	5.00%	10/01/25 (a)	950,000	1,001,435
				2,103,728
TEXAS 10.6%
Alamo Heights ISD
ULT Refunding GO Bonds Series 2020A	5.00%	02/01/27 (f)	425,000	476,453
ULT Refunding RB Series 2020A	5.00%	02/01/28 (f)	325,000	370,087
Arlington Higher Education Finance Corp
Education RB (Uplift Education) Series 2018A	5.00%	12/01/28 (a)(f)	200,000	219,329
Atlanta ISD
ULT Refunding GO Bonds Series 2020	4.00%	08/15/26 (f)	310,000	333,042
ULT Refunding GO Series 2020	4.00%	08/15/25 (f)	150,000	158,864
Austin
Airport System RB Series 2022	5.00%	11/15/37 (a)	2,000,000	2,262,979
Airport System RB Series 2022	5.25%	11/15/47 (a)	2,500,000	2,823,116
Brady ISD
ULT GO Refunding Bonds Series 2015	5.00%	08/15/24 (f)	170,000	180,852
Central Texas Regional Mobility Auth
Sr Lien RB Series 2015A	5.00%	01/01/27 (a)	1,100,000	1,174,114
Sr Lien RB Series 2015A	5.00%	01/01/30 (a)(e)	1,520,000	1,652,923
Sr Lien RB Series 2021B	5.00%	01/01/29	850,000	950,554
Sr Lien RB Series 2021B	5.00%	01/01/31	500,000	566,175
Corpus Christi
Utility System Jr Lien Refunding & RB Series 2020A	5.00%	07/15/27	300,000	338,498
Utility System Jr Lien Refunding & RB Series 2020A	5.00%	07/15/28	565,000	646,269
Dallas
Refunding RB Series 2021	4.00%	08/15/32 (a)	1,000,000	1,044,995
Refunding RB Series 2021	4.00%	08/15/33 (a)	1,000,000	1,042,502
Dallas-Fort Worth International Airport
Airport RB Series 2013B	5.00%	11/01/38 (a)	2,300,000	2,325,052
Jt Refunding RB Series 2020A	4.00%	11/01/34 (a)	600,000	626,146
Denton ISD
ULT GO Bonds Series 2014B	2.00%	08/01/44 (a)(e)(f)	270,000	267,921
ULT GO Bonds Series 2014B	2.00%	08/01/44 (a)(c)(f)	1,730,000	1,710,911

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Donna ISD
ULT Refunding Bonds Series 2019	5.00%	02/15/27 (f)	775,000	874,260
ULT Refunding Bonds Series 2019	5.00%	02/15/28 (f)	425,000	487,884
ULT Refunding Bonds Series 2019	5.00%	02/15/29 (f)	575,000	670,770
Falls City ISD
ULT GO Bonds Series 2014	5.00%	08/15/30 (a)(f)	930,000	932,906
Forney ISD
ULT GO Refunding Bonds Series 2015	5.00%	08/15/32 (a)(f)	400,000	433,378
Fort Bend ISD
ULT GO Refunding Bonds Series 2020B	0.88%	08/01/50 (a)(c)(f)	2,335,000	2,227,805
Godley ISD
ULT GO Refunding Bonds Series 2021	5.00%	02/15/30 (f)	240,000	278,312
Harris Cnty Cultural Education Facilities Finance Corp
Hospital RB (Memorial Hermann Health System) Series 2019B-3	5.00%	07/01/49 (a)(c)	5,140,000	5,655,904
Houston Airport System
Airport System Sub Lien Refunding RB Series 2021A	4.00%	07/01/48 (a)	2,500,000	2,497,615
McKinney
Waterworks & Sewer System RB Series 2022	5.00%	03/15/37 (a)(g)	365,000	423,110
Waterworks & Sewer System RB Series 2022	5.00%	03/15/38 (a)(g)	1,090,000	1,260,049
Waterworks & Sewer System RB Series 2022	5.00%	03/15/40 (a)(g)	1,200,000	1,382,009
North Texas Tollway Auth
System 2nd Tier Refunding RB Series 2021B	4.00%	01/01/34 (a)	1,000,000	1,053,548
System 2nd Tier Refunding RB Series 2021B	4.00%	01/01/35 (a)	1,000,000	1,051,675
System 2nd Tier Refunding RB Series 2021B	4.00%	01/01/36 (a)	1,000,000	1,050,284
System 2nd Tier Refunding RB Series 2021B	4.00%	01/01/37 (a)	1,100,000	1,150,588
Northside ISD
ULT GO Series 2019	1.60%	08/01/49 (a)(c)(f)	2,960,000	2,919,769
San Antonio
Water System Jr Lien RB Series 2019A	2.63%	05/01/49 (a)(c)	5,000,000	5,034,807
Seguin ISD
ULT GO Refunding Bonds Series 2016	5.00%	08/15/28 (a)(f)	445,000	483,138
Spring Branch ISD
ULT GO Bonds Series 2019	5.00%	02/01/28 (f)	620,000	708,486
Spring ISD
ULT Refunding GO Bonds Series 2020	5.00%	08/15/22 (f)	750,000	755,963
ULT Refunding GO Bonds Series 2020	5.00%	08/15/23 (f)	625,000	650,229
ULT Refunding GO Bonds Series 2020	5.00%	08/15/25 (f)	1,000,000	1,091,216
Texas Dept of Housing & Community Affairs
Residential Mortgage RB Series 2019A	4.75%	01/01/49 (a)	1,560,000	1,626,963
S/F Mortgage RB Series 2018A	4.75%	03/01/49 (a)	990,000	1,032,738
Texas Municipal Gas Corp III
Gas Supply Refunding RB Series 2021	5.00%	12/15/32	1,250,000	1,354,789
Texas State Affordable Housing Corp Heroes 2019 Program
S/F Mortgage RB Series 2019A	4.25%	03/01/49 (a)	750,000	773,189
Texas Transportation Corp
Sr Lien Refunding RB (LBJ Infrastructure) Series 2020A	4.00%	12/31/30	500,000	510,123
Texas Water Dev Brd
State Revolving Fund RB Series 2020	5.00%	08/01/23	500,000	519,912
Ysleta ISD
ULT GO Bonds Series 2022	5.00%	08/15/56 (a)(f)(g)	2,750,000	3,147,059
				61,209,260

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
UTAH 0.1%
Utah Board of Regents
Student Building Fee RB Series 2018	5.00%	03/01/27 (a)	360,000	386,892
Student Building Fee RB Series 2018	5.00%	03/01/28 (a)	425,000	455,571
				842,463
VERMONT 0.9%
Vermont HFA
Multiple Purpose Bonds Series 2017D	4.00%	05/01/48 (a)	555,000	566,233
Multiple Purpose Bonds Series 2018A	4.00%	11/01/48 (a)	2,865,000	2,932,865
Multiple Purpose Bonds Series 2018C	4.75%	11/01/48 (a)	1,467,000	1,525,752
				5,024,850
VIRGINIA 0.9%
Chesapeake Bay Bridge & Tunnel District
BAN 2019	5.00%	11/01/23	4,250,000	4,409,524
Lynchburg Economic Development Auth
Hospital Refunding RB (Central Health Obligated Group) Series 2021	4.00%	01/01/41 (a)	600,000	602,301
Richmond Metropolitan Auth
Expressway Refunding & RB Series 1998	5.25%	07/15/22 (e)	305,000	306,481
				5,318,306
WASHINGTON 2.1%
King Cnty Public Hospital District #2
LT GO Refunding Bonds (EvergreenHealth) Series 2015	5.00%	12/01/22 (e)	30,000	30,524
LT GO Refunding Bonds (EvergreenHealth) Series 2015	5.00%	12/01/22	1,725,000	1,756,331
LT GO Refunding Bonds (EvergreenHealth) Series 2015	5.00%	12/01/24 (e)	205,000	219,471
LT GO Refunding Bonds (EvergreenHealth) Series 2015	5.00%	12/01/24	485,000	520,710
Moses Lake SD #161
ULT GO Bonds Series 2018	5.00%	12/01/33 (a)(f)	1,000,000	1,133,895
ULT GO Bonds Series 2018	5.00%	12/01/34 (a)(f)	1,000,000	1,132,390
ULT GO Bonds Series 2018	5.00%	12/01/35 (a)(f)	1,250,000	1,414,116
Ocosta SD #172
ULT GO Bonds 2013	5.00%	12/01/23 (f)	340,000	355,985
Port of Bellingham
Refunding RB 2019	5.00%	12/01/27	500,000	558,690
Refunding RB 2019	5.00%	12/01/28	460,000	518,595
Refunding RB 2019	5.00%	12/01/29 (a)	500,000	563,140
Refunding RB 2019	5.00%	12/01/30 (a)	625,000	701,382
Tukwila SD #406
ULT GO Series 2018	5.00%	12/01/37 (a)(f)	2,830,000	3,210,323
				12,115,552
WEST VIRGINIA 0.3%
West Virginia Hospital Finance Auth
Hospital Refunding RB (Cabell Huntington Hospital) Series 2018A	5.00%	01/01/36 (a)	1,400,000	1,490,972

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
WISCONSIN 2.3%
Wisconsin Center District
Jr Dedicated Tax RB Series 2020D	0.00%	12/15/30 (d)	310,000	232,484
Jr Dedicated Tax RB Series 2020D	0.00%	12/15/31 (a)(d)	590,000	423,677
Jr Dedicated Tax RB Series 2020D	0.00%	12/15/32 (a)(d)	1,250,000	857,772
Jr Dedicated Tax RB Series 2020D	0.00%	12/15/33 (a)(d)	2,000,000	1,312,116
Jr Dedicated Tax RB Series 2020D	0.00%	12/15/34 (a)(d)	1,820,000	1,140,620
Jr Dedicated Tax RB Series 2020D	0.00%	12/15/35 (a)(d)	2,900,000	1,739,760
Jr Dedicated Tax RB Series 2020D	0.00%	12/15/36 (a)(d)	3,000,000	1,721,196
Wisconsin Health & Educational Facilities Auth
RB (Advocate Aurora Health) Series 2018C4 (SIFMA Municipal Swap Index + 0.65%)	1.44%	08/15/54 (a)(b)	1,700,000	1,693,422
RB (Franciscan Sisters of Christian Charity) Series 2017A	5.00%	09/01/31 (a)(e)	1,000,000	1,127,414
RB (Franciscan Sisters of Christian Charity) Series 2017A	5.00%	09/01/32 (a)(e)	1,025,000	1,155,599
RB (Thedacare) Series 2015	5.00%	12/15/22	1,045,000	1,064,929
RB (UnityPoint Health) Series 2014A	5.00%	12/01/24 (a)	1,000,000	1,063,652
				13,532,641
WYOMING 0.5%
Laramie Cnty
Hospital Refunding RB (Cheyenne Regional Medical Center) Series 2021	4.00%	05/01/28	440,000	472,408
Hospital Refunding RB (Cheyenne Regional Medical Center) Series 2021	4.00%	05/01/34 (a)	495,000	515,000
Hospital Refunding RB (Cheyenne Regional Medical Center) Series 2021	4.00%	05/01/36 (a)	400,000	413,735
Hospital Refunding RB (Cheyenne Regional Medical Center) Series 2021	4.00%	05/01/38 (a)	400,000	411,087
Hospital Refunding RB (Cheyenne Regional Medical Center) Series 2021	3.00%	05/01/42 (a)	1,000,000	851,429
				2,663,659
Total Municipal Securities (Cost $588,305,492)				578,299,164
Total Investments in Securities (Cost $588,305,492)				578,299,164

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

(a)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(b)	Variable rate security; rate shown is effective rate at period end.
(c)	Bond currently pays a fixed coupon rate and will be remarketed at a to be determined rate at the end of the current fixed rate term.
(d)	Zero coupon bond.
(e)	Refunded bond.
(f)	Credit-enhanced or liquidity-enhanced.
(g)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(h)	All or a portion of this security is designated as collateral for delayed-delivery securities.
(i)	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.
(j)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,750,000 or 0.6% of net assets.
(k)	TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.
(l)	Step up bond that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.

BAN —	Bond anticipation note
COP —	Certificate of participation
GO —	General obligation
HFA —	Housing finance agency/authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDRB —	Industrial development revenue bond
ISD —	Independent school district
LT —	Limited tax
RAN —	Revenue anticipation note
RB —	Revenue bond
S/F —	Single-family
SD —	School district
SIFMA —	Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
TOB —	Tender option bond
ULT —	Unlimited tax
USD —	Unified school district
VRDN —	Variable rate demand note

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2022:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Municipal Securities[1]	$—	$578,299,164	$—	$578,299,164
Total	$—	$578,299,164	$—	$578,299,164

[1]	As categorized in the Portfolio Holdings.

Schwab Investments
Schwab California Tax-Free Bond Fund

Portfolio Holdings as of May 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.
ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 98.9% OF NET ASSETS
CALIFORNIA 97.3%
Alameda City USD
GO Bonds Series C	4.00%	08/01/28 (a)	400,000	430,563
GO Bonds Series C	4.00%	08/01/30 (a)	350,000	372,665
GO Bonds Series C	4.00%	08/01/32 (a)	250,000	263,288
Alameda Corridor Transportation Auth
Sr Lien Refunding RB Series 2013A	5.00%	10/01/28 (a)	2,060,000	2,145,734
American Canyon Finance Auth
Refunding RB Series 2015	5.00%	09/02/22	345,000	348,320
Refunding RB Series 2015	5.00%	09/02/23	575,000	598,338
Refunding RB Series 2015	5.00%	09/02/25	690,000	752,636
Banning Financing Auth
Electric System Refunding RB Series 2015	5.00%	06/01/27 (a)	650,000	700,341
Bay Area Toll Auth
Toll Bridge RB Series 2006C1 (SIFMA Municipal Swap Index + 0.90%)	1.69%	04/01/45 (a)(b)(c)	5,000,000	5,000,921
Toll Bridge RB Series 2017H	2.13%	04/01/53 (a)(d)	3,000,000	2,937,850
Beverly Hills USD
GO Bonds Series 2009	0.00%	08/01/26 (e)	555,000	500,702
GO Bonds Series 2017	0.00%	08/01/34 (a)(e)	7,705,000	5,004,692
California
GO Bonds	5.00%	09/01/25 (a)	1,815,000	1,888,319
GO Bonds	5.00%	09/01/42 (a)	1,500,000	1,510,291
GO Bonds Series CQ	4.00%	12/01/47 (a)	2,910,000	2,982,892
GO Refunding Bonds	5.00%	08/01/27	2,730,000	3,102,423
GO Refunding Bonds Series 2016	5.00%	09/01/29 (a)	1,290,000	1,427,923
GO Refunding Bonds Series 2017	5.00%	08/01/32 (a)	2,000,000	2,204,480
California Cnty Tobacco Securitization Agency
Tobacco Settlement (Gold Country) Sr Refunding Bonds Series 2020A	4.00%	06/01/37 (a)	1,095,000	1,114,250
Tobacco Settlement (Gold Country) Sub Refunding Bonds Series 2020B1	1.10%	06/01/30 (a)	10,000	10,000
Tobacco Settlement (Gold Country) Sub Refunding Bonds Series 2020B1	4.00%	06/01/49 (a)	325,000	325,281
Tobacco Settlement (Los Angeles Cnty Securitization) RB Series 2020A	4.00%	06/01/36 (a)	1,510,000	1,536,831
Tobacco Settlement (Los Angeles Cnty Securitization) RB Series 2020A	4.00%	06/01/37 (a)	310,000	315,175
Tobacco Settlement (Los Angeles Cnty Securitization) RB Series 2020A	4.00%	06/01/38 (a)	340,000	344,884
Tobacco Settlement (Los Angeles Cnty Securitization) Series 2020B-1	1.75%	06/01/30 (a)	40,000	40,000
Tobacco Settlement (Los Angeles Cnty Securitization) Sr RB Series 2020A	4.00%	06/01/49 (a)	1,530,000	1,535,201

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Tobacco Settlement Sr RB (Sonoma Cnty Securitization Corp) Series 2020A	5.00%	06/01/24	210,000	218,530
Tobacco Settlement Sr RB (Sonoma Cnty Securitization Corp) Series 2020A	5.00%	06/01/25	175,000	185,054
Tobacco Settlement Sr RB (Sonoma Cnty Securitization Corp) Series 2020A	5.00%	06/01/26	225,000	241,335
Tobacco Settlement Sr RB (Sonoma Cnty Securitization Corp) Series 2020A	5.00%	06/01/27	250,000	271,297
Tobacco Settlement Sr RB (Sonoma Cnty Securitization Corp) Series 2020A	5.00%	06/01/28	150,000	164,282
Tobacco Settlement Sub RB (Sonoma Cnty Securitization Corp) Series 2020B1	1.38%	06/01/30 (a)	20,000	20,000
California Community Choice Finance Auth
Clean Energy RB Series 2021A	4.00%	10/01/52 (a)(d)	4,000,000	4,132,238
California Educational Facilities Auth
RB (Art Center College of Design) Series 2018A	5.00%	12/01/35 (a)	1,250,000	1,352,086
RB (Art Center College of Design) Series 2018A	5.00%	12/01/44 (a)	900,000	961,291
California Health Facilities Financing Auth
Insured RB (Northern CA Presbyterian Home & Services) Series 2015	5.00%	07/01/23 (f)	175,000	181,125
RB (Adventist Health System) Series 2011A	3.00%	03/01/41 (a)(d)	2,625,000	2,654,840
RB (Childrens Hospital of Orange Cnty) Series 2019A	4.00%	11/01/29	500,000	541,612
RB (Childrens Hospital of Orange Cnty) Series 2019A	5.00%	11/01/30 (a)	500,000	576,322
RB (Childrens Hospital of Orange Cnty) Series 2019A	5.00%	11/01/31 (a)	965,000	1,109,102
RB (CommonSpirit Health) Series 2020A	4.00%	04/01/38 (a)	2,500,000	2,512,785
RB (On Lok Sr Health Services) Series 2020	5.00%	08/01/40 (a)	650,000	714,301
RB (On Lok Sr Health Services) Series 2020	5.00%	08/01/50 (a)	1,000,000	1,084,135
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/22 (f)	275,000	279,189
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/25 (a)(f)	200,000	213,120
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/28 (a)(f)	800,000	852,101
Refunding RB (St. Joseph Health) Series 2009C	5.00%	07/01/34 (a)(d)	1,200,000	1,215,629
California Infrastructure & Economic Development Bank
Lease RB (California State Retirement System) Series 2019	5.00%	08/01/49 (a)	900,000	977,818
RB (Academy of Motion Picture Arts & Sciences) Series 2015A	5.00%	11/01/24 (a)	1,635,000	1,710,142
RB Series 2021B	4.00%	11/01/35 (a)	345,000	352,368
RB Series 2021B	4.00%	11/01/36 (a)	360,000	366,315
RB Series 2021B	4.00%	11/01/37 (a)	550,000	558,282
RB Series 2021B	4.00%	11/01/38 (a)	600,000	608,321
RB Series 2021B	4.00%	11/01/39 (a)	630,000	636,484
RB Series 2021B	4.00%	11/01/40 (a)	650,000	655,546
RB Series 2021B	4.00%	11/01/41 (a)	410,000	412,833
Refunding RB (Cal ISO Corp) Series 2013	5.00%	02/01/30 (a)(g)	4,130,000	4,226,144
Refunding RB (Los Angeles Cnty Museum of Natural History) Series 2020	4.00%	07/01/50 (a)	2,375,000	2,402,554
Refunding RB (Los Angeles Cnty Museum) Series 2021A	1.20%	12/01/50 (a)	3,000,000	2,657,150
Refunding RB (Performing Arts Center of Los Angeles Cnty) Series 2020	4.00%	12/01/36 (a)	430,000	442,872
Refunding RB (Performing Arts Center of Los Angeles Cnty) Series 2020	4.00%	12/01/37 (a)	475,000	487,128
Refunding RB (Performing Arts Center of Los Angeles Cnty) Series 2020	5.00%	12/01/39 (a)	1,000,000	1,106,475
Refunding RB (Performing Arts Center of Los Angeles Cnty) Series 2020	5.00%	12/01/41 (a)	995,000	1,097,638
Refunding RB (Walt Disney Family Museum) Series 2016	5.00%	02/01/29 (a)	250,000	272,564
Refunding RB (Walt Disney Family Museum) Series 2016	5.00%	02/01/30 (a)	330,000	359,452
Refunding RB (Walt Disney Family Museum) Series 2016	5.00%	02/01/31 (a)	350,000	380,744
California Municipal Finance Auth
Insured Refunding RB (Channing House) Series 2017A	5.00%	05/15/26 (f)	360,000	397,601
Insured Refunding RB (Channing House) Series 2017A	5.00%	05/15/27 (f)	350,000	394,183
Insured Refunding RB (Channing House) Series 2017A	5.00%	05/15/34 (a)(f)	1,040,000	1,149,672
RB (Clinicas del Camino Real) Series 2020	4.00%	03/01/28	1,455,000	1,500,389
RB (Clinicas del Camino Real) Series 2020	4.00%	03/01/29	1,515,000	1,559,543
RB (Clinicas del Camino Real) Series 2020	4.00%	03/01/30	790,000	810,972

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB (Community Health System) Series 2021A	5.00%	02/01/34 (a)	825,000	941,584
RB (Community Health System) Series 2021A	5.00%	02/01/35 (a)	750,000	854,410
RB (Inland Christian Home) Series 2020	4.00%	12/01/39 (a)(f)	1,240,000	1,275,284
RB (National Univ) Series 2019A	5.00%	04/01/26	650,000	709,788
RB (National Univ) Series 2019A	5.00%	04/01/27	1,100,000	1,222,718
RB (Univ of La Verne) Series 2017A	5.00%	06/01/29 (a)	1,000,000	1,103,250
RB Series 2021	4.00%	10/01/46 (a)	2,000,000	1,909,709
Recovery Zone Facility RB (Chevron) Series 2010B	0.55%	11/01/35 (a)(h)	1,000,000	1,000,000
Refunding RB (Biola Univ) Series 2017	5.00%	10/01/25	155,000	166,895
Refunding RB (Eisenhower Medical Center) Series 2017B	5.00%	07/01/27	600,000	654,623
Refunding RB (Eisenhower Medical Center) Series 2017B	5.00%	07/01/30 (a)	1,150,000	1,232,671
Refunding RB (HumanGood California) Series 2019A	4.00%	10/01/29 (a)	645,000	655,351
Refunding RB (HumanGood California) Series 2019A	4.00%	10/01/30 (a)	750,000	758,346
Refunding RB (HumanGood California) Series 2019A	4.00%	10/01/31 (a)	500,000	503,623
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/29 (a)(f)	250,000	280,863
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/31 (a)(f)	575,000	642,872
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/32 (a)(f)	250,000	278,427
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/33 (a)(f)	250,000	277,890
Refunding RB (Southwestern Law School) Series 2021	4.00%	11/01/31	175,000	180,421
Refunding RB (Southwestern Law School) Series 2021	4.00%	11/01/32 (a)	145,000	148,519
Refunding RB (Southwestern Law School) Series 2021	4.00%	11/01/33 (a)	255,000	260,140
Refunding RB (Southwestern Law School) Series 2021	4.00%	11/01/34 (a)	260,000	264,287
Refunding RB (Southwestern Law School) Series 2021	4.00%	11/01/35 (a)	270,000	273,409
Refunding RB (Southwestern Law School) Series 2021	4.00%	11/01/36 (a)	215,000	217,241
California Public Finance Auth
RB (Henry Mayo Newhall Hospital) Series 2017	5.00%	10/15/33 (a)	425,000	449,329
RB (Henry Mayo Newhall Hospital) Series 2017	5.00%	10/15/47 (a)	600,000	619,091
RB (Sharp Healthcare) Series 2017B	0.57%	08/01/52 (a)(f)(h)	3,500,000	3,500,000
California Public Works Board
Lease RB Series 2014B	5.00%	10/01/24	1,000,000	1,069,007
Lease Refunding RB Series 2022A	5.00%	08/01/33 (a)	2,000,000	2,375,447
California School Finance Auth
School Facility RB (Kipp LA) Series 2017A	4.00%	07/01/22	300,000	300,515
School Facility RB (Kipp LA) Series 2017A	4.00%	07/01/23	200,000	203,486
School Facility RB (Kipp LA) Series 2017A	5.00%	07/01/24	165,000	172,684
School Facility RB (Kipp LA) Series 2017A	5.00%	07/01/37 (a)	590,000	622,148
California Statewide Communities Development Auth
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/24	870,000	909,691
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/31 (a)	1,700,000	1,839,682
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/33 (a)	1,355,000	1,453,813
Insured Health Facility Refunding RB (Los Angeles Jewish Home for the Aging) Series 2019A	5.00%	11/15/34 (a)(f)	750,000	862,971
Insured Health Facility Refunding RB (Los Angeles Jewish Home for the Aging) Series 2019A	5.00%	11/15/37 (a)(f)	735,000	839,477
RB (Adventist Health System West) Series 2018A	5.00%	03/01/48 (a)	2,765,000	2,948,561
RB (Adventist Health System) Series 2007A	5.00%	03/01/37 (a)(d)	1,715,000	1,876,296
RB (Emanate Health) Series 2020A	4.00%	04/01/36 (a)	2,025,000	2,074,816
RB (Loma Linda Univ Medical Center) Series 2018A	5.25%	12/01/43 (a)	2,500,000	2,573,634
RB (Redlands Community Hospital) Series 2016	5.00%	10/01/30 (a)	800,000	859,161
RB (Redlands Community Hospital) Series 2016	5.00%	10/01/32 (a)	700,000	749,391
RB (Viamonte Sr Living 1) Series 2018A	5.00%	07/01/29 (a)(f)	300,000	342,809

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB (Viamonte Sr Living 1) Series 2018A	5.00%	07/01/30 (a)(f)	235,000	267,308
RB (Viamonte Sr Living 1) Series 2018A	5.00%	07/01/32 (a)(f)	900,000	1,016,343
RB (Viamonte Sr Living 1) Series 2018A	4.00%	07/01/35 (a)(f)	275,000	283,028
RB (Viamonte Sr Living 1) Series 2018A	4.00%	07/01/36 (a)(f)	425,000	434,900
RB Series 2021A	4.00%	06/01/29	1,000,000	1,080,853
Refunding RB (CHF-Irvine) Series 2016	5.00%	05/15/30 (a)	500,000	530,298
Refunding RB (CHF-Irvine) Series 2016	5.00%	05/15/32 (a)	1,250,000	1,319,107
Refunding RB (Huntington Memorial Hospital) Series 2014B	5.00%	07/01/22 (g)	400,000	401,273
Salinas Transportation Revenue COPs Series 2018B	5.00%	12/01/33 (a)	1,075,000	1,221,703
Salinas Transportation Revenue COPs Series 2018B	5.00%	12/01/36 (a)	1,475,000	1,664,854
Carpinteria Valley Water District
Refunding RB Series 2020A	5.00%	07/01/29	125,000	144,471
Refunding RB Series 2020A	5.00%	07/01/30	150,000	175,547
Refunding RB Series 2020A	5.00%	07/01/31 (a)	145,000	169,095
Refunding RB Series 2020A	5.00%	07/01/33 (a)	200,000	232,191
Refunding RB Series 2020A	5.00%	07/01/34 (a)	250,000	288,681
Cathedral City Successor Redevelopment Agency
Sub Tax Allocation Refunding RB Series 2021C	4.00%	08/01/24	650,000	671,416
Sub Tax Allocation Refunding RB Series 2021C	4.00%	08/01/28	250,000	265,897
Sub Tax Allocation Refunding RB Series 2021C	4.00%	08/01/29	250,000	267,093
Sub Tax Allocation Refunding RB Series 2021C	4.00%	08/01/30	570,000	608,881
Tax Allocation Refunding RB Series 2021A	4.00%	08/01/31 (a)	375,000	401,962
Tax Allocation Refunding RB Series 2021A	4.00%	08/01/32 (a)	525,000	558,283
Tax Allocation Refunding RB Series 2021A	4.00%	08/01/33 (a)	250,000	263,048
Tax Allocation Refunding RB Series 2021A	4.00%	08/01/34 (a)	1,000,000	1,050,089
Centinela Valley UHSD
GO Bonds Series 2013B	6.00%	08/01/36 (a)(g)	1,300,000	1,364,380
Ceres Successor Redevelopment Agency
Sub Tax Allocation Refunding Bonds Series 2020	4.00%	12/15/34 (a)	500,000	529,952
Sub Tax Allocation Refunding Bonds Series 2020	4.00%	12/15/35 (a)	500,000	528,630
Ceres Water
Water System RB Series 2020	0.50%	06/01/50 (a)	1,375,000	1,370,697
Chaffey Joint UHSD
GO Bonds Series D	0.00%	08/01/34 (a)(e)	450,000	299,877
Chico
Sewer Refunding RB Series 2020	5.00%	12/01/22	625,000	636,478
Sewer Refunding RB Series 2020	5.00%	12/01/23	780,000	817,619
Sewer Refunding RB Series 2020	5.00%	12/01/25	400,000	438,224
Sewer Refunding RB Series 2020	5.00%	12/01/26	320,000	358,027
Sewer Refunding RB Series 2020	5.00%	12/01/27	425,000	483,968
Sewer Refunding RB Series 2020	5.00%	12/01/28	450,000	520,315
Sewer Refunding RB Series 2020	5.00%	12/01/29	450,000	525,916
Chino Valley USD
GO Bonds Series 2022C	0.00%	08/01/31 (e)	500,000	363,813
GO Bonds Series 2022C	0.00%	08/01/32 (a)(e)	700,000	486,439
GO Bonds Series 2022C	0.00%	08/01/33 (a)(e)	650,000	430,229
GO Bonds Series 2022C	0.00%	08/01/36 (a)(e)	500,000	285,561
Clovis
Wastewater Refunding RB Series 2015	5.25%	08/01/30 (a)	1,060,000	1,153,168

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Compton USD
GO Refunding Bonds Series 2016F	5.50%	06/01/28 (a)	250,000	279,925
GO Refunding Bonds Series 2016F	5.50%	06/01/30 (a)	500,000	557,724
GO Refunding Bonds Series 2016F	5.50%	06/01/31 (a)	750,000	836,769
Cordova Recreation & Park District
COP Series 2018	5.00%	03/01/43 (a)	655,000	690,668
Cotati-Rohnert Park USD
GO Refunding Bonds Series 2014B	5.00%	08/01/23	735,000	763,835
Cucamonga Valley Water District Financing Auth
Water Refunding RB Series 2021B	5.00%	09/01/27	140,000	158,799
Water Refunding RB Series 2021B	5.00%	09/01/28	150,000	172,756
Water Refunding RB Series 2021B	5.00%	09/01/31	200,000	240,078
Desert CCD
GO Bonds Series 2018	5.00%	08/01/37 (a)(g)	415,000	431,379
GO Bonds Series 2018	5.00%	08/01/38 (a)(g)	500,000	519,734
Diablo Water District
Water Revenue COP Series 2019	4.00%	01/01/23	400,000	406,129
Water Revenue COP Series 2019	4.00%	01/01/27	470,000	504,225
Water Revenue COP Series 2019	4.00%	01/01/28	490,000	530,494
Water Revenue COP Series 2019	4.00%	01/01/29 (a)	505,000	544,360
Water Revenue COP Series 2019	4.00%	01/01/30 (a)	480,000	514,372
Discovery Bay Public Financing Auth
Water & Wastewater Enterprise RB Series 2022	5.00%	12/01/52 (a)	4,595,000	5,254,008
Water & Wastewater RB Series 2017	5.00%	12/01/25	225,000	246,501
Water & Wastewater RB Series 2017	5.00%	12/01/26	240,000	267,867
Water & Wastewater RB Series 2017	5.00%	12/01/27	250,000	283,168
East Bay Municipal Utility District
Water System RB Series 2022A	5.25%	06/01/52 (a)(i)	1,315,000	1,554,499
Water System Refunding Bonds Series 2015A	5.00%	06/01/35 (a)	475,000	512,074
East Side UHSD
Refunding GO Bonds Series 2020	5.00%	08/01/22	1,230,000	1,237,874
Refunding GO Bonds Series 2020	5.00%	08/01/26	1,200,000	1,336,095
Refunding GO Bonds Series 2020	5.00%	08/01/27	1,150,000	1,305,678
El Camino Hospital District
GO Bonds Series 2006	0.00%	08/01/29 (e)	1,250,000	1,005,299
Elk Grove Finance Auth
Special Tax RB Series 2015	5.00%	09/01/22	450,000	454,071
Special Tax RB Series 2015	5.00%	09/01/23	775,000	802,885
Foothill Eastern Transportation Corridor Agency
Toll Road Sr Lien Refunding RB Series 2021A	4.00%	01/15/46 (a)	2,000,000	2,002,713
Franklin-McKinley SD
GO Bonds Series C	0.00%	08/01/40 (a)(e)(g)	1,000,000	338,998
Fresno Jt Power Finance Auth
Lease Refunding RB Series 2017A	5.00%	04/01/26	850,000	934,393
Lease Refunding RB Series 2017A	5.00%	04/01/28 (a)	1,415,000	1,571,807
Fresno USD
GO Bonds Series 2016A	0.00%	08/01/33 (a)(e)(g)	1,120,000	770,728
GO Bonds Series 2016A	0.00%	08/01/34 (a)(e)(g)	1,900,000	1,245,925
Golden West Schools Financing Auth
GO RB (Rowland USD) Series 2005	5.25%	09/01/24	1,675,000	1,794,144

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Goleta Water District
Refunding COP Series 2014A	5.00%	12/01/24 (a)	900,000	942,450
Greenfield Redevelopment Agency
Tax Allocation Refunding Bonds Series 2016	4.00%	02/01/25	790,000	827,979
Tax Allocation Refunding Bonds Series 2016	5.00%	02/01/29 (a)	730,000	797,496
Hastings Campus Housing Financing Auth
Campus Housing RB Series 2020A	5.00%	07/01/45 (a)	2,800,000	2,965,829
Hastings College of the Law
Refunding Bonds Series 2017	5.00%	04/01/25	400,000	429,854
Refunding Bonds Series 2017	5.00%	04/01/27	175,000	195,029
Refunding Bonds Series 2017	5.00%	04/01/28 (a)	180,000	200,380
Refunding Bonds Series 2017	5.00%	04/01/32 (a)	1,100,000	1,217,340
Refunding Bonds Series 2017	5.00%	04/01/34 (a)	1,115,000	1,230,037
Healdsburg
Wastewater Refunding RB Series 2015A	4.00%	10/01/22	1,095,000	1,105,160
Healdsburg Redevelopment Agency
Tax Allocation Refunding Bonds (Sotoyome) Series 2017	4.00%	08/01/22	695,000	697,795
Imperial USD
GO Bonds Series A	5.25%	08/01/43 (a)	1,430,000	1,574,101
Independent Cities Finance Auth
Mobile Home Park Refunding RB (Union City Tropics) Series 2019	4.25%	05/15/25	780,000	809,678
Mobile Home Park Refunding RB (Union City Tropics) Series 2019	4.25%	05/15/26	810,000	847,318
Mobile Home Park Refunding RB (Union City Tropics) Series 2019	5.00%	05/15/48 (a)	2,000,000	2,120,839
Indian Wells Successor Redevelopment Agency
Consolidated Whitewater Redevelopment Sub Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/23	1,075,000	1,118,018
Consolidated Whitewater Redevelopment Sub Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/27 (a)	1,250,000	1,358,233
Inglewood Successor Redevelopment Agency
Sub Lien Tax Allocation RB Series 2017A	5.00%	05/01/26	500,000	551,773
Inglewood USD
GO Bonds Series A	6.25%	08/01/37 (a)(g)	685,000	721,297
GO Bonds Series B	5.00%	08/01/31 (a)	150,000	164,737
GO Bonds Series B	5.00%	08/01/32 (a)	200,000	219,034
GO Bonds Series B	5.00%	08/01/33 (a)	125,000	136,628
GO Bonds Series B	5.00%	08/01/35 (a)	200,000	218,618
GO Bonds Series B	5.00%	08/01/37 (a)	720,000	783,364
Kern CCD
GO BANs 2020	0.00%	08/01/23 (e)	4,200,000	4,079,822
Kern Cnty
Refunding COP Series 2016A	5.00%	11/01/23	3,020,000	3,153,598
Kern Cnty Water Agency Improvement District #4
Refunding RB Series 2016A	5.00%	05/01/30 (a)	1,500,000	1,645,140
Kern High School District
GO Bonds Series 2016A	3.00%	08/01/29 (a)	1,000,000	1,012,692
Lake Tahoe USD
GO Refunding Bonds Series 2019	4.00%	08/01/26	550,000	587,182
GO Refunding Bonds Series 2019	4.00%	08/01/28	630,000	684,909
GO Refunding Bonds Series 2019	4.00%	08/01/29	605,000	661,498

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Lancaster Redevelopment Agency
Tax Allocation Refunding Bonds Series 2017	4.00%	08/01/26	1,360,000	1,451,940
Tax Allocation Refunding Bonds Series 2017	5.00%	08/01/29 (a)	820,000	904,515
Livermore Valley Joint USD
GO Bonds Series 2019	4.00%	08/01/30 (a)	430,000	452,742
GO Bonds Series 2019	4.00%	08/01/31 (a)	325,000	340,217
GO Bonds Series 2019	4.00%	08/01/32 (a)	335,000	349,558
Long Beach CCD
GO Refunding Bonds Series 2015F	5.00%	06/01/25	925,000	1,001,951
Long Beach Cnty Redevelopment Agency
Tax Allocation Refunding Bonds Series 2021	4.00%	08/01/29	285,000	309,669
Long Beach Harbor Dept
Refunding RB Series 2020B	5.00%	05/15/23	1,430,000	1,475,468
Sr Airport RB Series 2022C	5.25%	06/01/47 (a)(i)	1,000,000	1,113,474
Los Angeles Cnty Public Works Financing Auth
Lease RB Series 2019 E1	5.00%	12/01/30 (a)	600,000	702,087
Lease RB Series 2021F	5.00%	12/01/25	435,000	477,648
Lease RB Series 2021F	5.00%	12/01/26	250,000	280,849
Lease RB Series 2021F	5.00%	12/01/27	250,000	286,076
Los Angeles Cnty Redevelopment Refunding Auth
Tax Allocation Refunding RB (South Gate) Series 2014A	5.00%	09/01/24	1,390,000	1,478,429
Los Angeles Cnty Sanitation Districts Financing Auth
Sub RB (District #14) Series 2015A	5.00%	10/01/31 (a)	3,880,000	4,212,683
Los Angeles Community Facilities District #4
Special Tax Refunding Bonds Series 2014	5.00%	09/01/22	735,000	741,704
Special Tax Refunding Bonds Series 2014	5.00%	09/01/23	980,000	1,017,978
Los Angeles Dept of Airports
Sr Refunding RB Series 2018B	5.00%	05/15/32 (a)	1,675,000	1,832,724
Sr Refunding RB Series 2018B	5.00%	05/15/33 (a)	3,325,000	3,626,387
Sub Refunding RB Series 2021A	5.00%	05/15/28	1,250,000	1,388,904
Los Angeles Dept of Water & Power
Power System RB Series 2015A	5.00%	07/01/30 (a)	3,015,000	3,223,748
Los Angeles Harbor Dept
RB Series 2014C	5.00%	08/01/31 (a)	1,450,000	1,531,189
Refunding RB Series 2015A	5.00%	08/01/26 (a)	850,000	924,016
Los Angeles Municipal Improvement Corp
Lease RB Series 2014A	5.00%	05/01/31 (a)(g)	1,050,000	1,111,677
Los Osos Community Facilities Wastewater Assessment District #1
Limited Obligation Refunding Bonds Series 2019	5.00%	09/02/24	675,000	714,922
Limited Obligation Refunding Bonds Series 2019	5.00%	09/02/26	740,000	811,190
Lynwood USD
GO Bonds Series E	0.00%	08/01/43 (a)(e)	3,890,000	1,593,748
Madera Irrigation District
Water Refunding RB Series 2015	5.00%	09/01/28 (a)	2,205,000	2,395,608
Modesto Irrigation District Financing Auth
Electric System RB Series 2015A	5.00%	10/01/26 (a)	1,250,000	1,362,215
Moreno Valley Public Financing Auth
Lease Refunding RB Series 2013	5.00%	11/01/22	810,000	822,305
Mountain View Shoreline Regional Park Community
RB Series 2011A	5.75%	08/01/40 (a)	700,000	701,991

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Northern California Energy Auth
Commodity Supply RB Series 2018	5.00%	07/01/24 (f)	3,000,000	3,130,126
Novato
Special Tax Refunding Bonds Series 2020	4.00%	09/01/24	100,000	103,999
Special Tax Refunding Bonds Series 2020	4.00%	09/01/25	150,000	157,908
Special Tax Refunding Bonds Series 2020	4.00%	09/01/26	150,000	159,548
Special Tax Refunding Bonds Series 2020	4.00%	09/01/27	200,000	214,250
Special Tax Refunding Bonds Series 2020	4.00%	09/01/28 (a)	200,000	214,940
Special Tax Refunding Bonds Series 2020	4.00%	09/01/30 (a)	140,000	150,221
Special Tax Refunding Bonds Series 2020	4.00%	09/01/31 (a)	285,000	303,254
Special Tax Refunding Bonds Series 2020	4.00%	09/01/32 (a)	150,000	159,339
Oakland
GO Refunding Bonds Series 2015A	5.00%	01/15/31 (a)	620,000	669,949
Oakland USD
GO Bonds Series 2015A	5.00%	08/01/22	500,000	503,142
GO Bonds Series 2015A	5.00%	08/01/23	700,000	727,048
GO Bonds Series 2015A	5.00%	08/01/24	600,000	637,437
GO Bonds Series 2019A	5.00%	08/01/29 (a)	1,500,000	1,695,752
GO Bonds Series 2019A	5.00%	08/01/31 (a)	500,000	561,474
GO Refunding Bonds Series 2017C	5.00%	08/01/34 (a)	2,000,000	2,217,750
Oakley Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/29 (a)	250,000	284,847
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/30 (a)	500,000	567,719
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/31 (a)	660,000	747,395
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/32 (a)	350,000	395,618
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/33 (a)	725,000	818,084
Oceanside Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/24	600,000	638,171
Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/25	225,000	244,745
Ontario Int’l Airport
RB Series 2021B	5.00%	05/15/31	515,000	576,361
RB Series 2021B	5.00%	05/15/33 (a)	545,000	604,725
RB Series 2021B	5.00%	05/15/34 (a)	500,000	553,561
RB Series 2021B	4.00%	05/15/35 (a)	500,000	507,873
Oxnard
Lease Refunding RB Series 2018	5.00%	06/01/33 (a)	1,250,000	1,409,609
Lease Refunding RB Series 2018	5.00%	06/01/34 (a)	1,235,000	1,390,477
Lease Refunding RB Series 2018	5.00%	06/01/35 (a)	770,000	864,207
Oxnard Financing Auth
Wastewater Refunding RB Series 2014	5.00%	06/01/23	500,000	516,611
Wastewater Refunding RB Series 2014	5.00%	06/01/24	1,750,000	1,853,074
Oxnard SD
GO Bonds Series D	5.00%	08/01/31 (a)(g)	1,365,000	1,489,027
GO Bonds Series D	5.00%	08/01/32 (a)(g)	1,490,000	1,625,385
GO Bonds Series D	5.00%	08/01/33 (a)(g)	1,685,000	1,838,103
Pacifica
Wastewater RB Series 2017	5.00%	10/01/32 (a)	1,030,000	1,147,955
Palm Springs USD
GO Refunding Bonds Series 2016	5.00%	08/01/26 (b)	5,400,000	6,010,148
Palmdale SD
GO Bonds Series 2017B	5.25%	08/01/42 (a)	2,500,000	2,764,794

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Palo Alto
COP Series 2019A	5.00%	11/01/44 (a)	2,000,000	2,228,428
Paradise USD
GO Bonds Series 2022B	5.00%	08/01/52 (a)	2,000,000	2,233,901
Pasadena
Refunding COP Series 2015A	5.00%	02/01/26 (a)	600,000	645,917
Pico Rivera Public Financing Auth
Lease Refunding RB Series 2016	5.50%	09/01/29 (a)	350,000	393,701
Lease Refunding RB Series 2016	5.25%	09/01/33 (a)	800,000	886,783
Piner-Olivet Union Elementary SD
GO Bonds Series 2021	0.00%	08/01/42 (a)(e)	500,000	222,392
GO Bonds Series 2021	0.00%	08/01/44 (a)(e)	500,000	202,633
Pleasant Hill Recreation & Park District
Refunding GO Bonds Series 2017	5.00%	08/01/30 (a)	770,000	860,734
Pleasant Valley SD
GO Refunding Bonds Series 2002A	5.85%	08/01/31	2,000,000	2,306,201
Pomona
S/F Mortgage Refunding RB Series 1990B	7.50%	08/01/23 (g)	165,000	171,394
Port of Oakland
Refunding RB Series 2017D	5.00%	11/01/27 (b)	4,895,000	5,398,934
Reedley
Water Refunding RB Series 2017	5.00%	09/01/25	540,000	589,163
Richmond California Redevelopment Agency
Refunding RB Series 2021A	4.00%	09/01/22	200,000	201,258
Refunding RB Series 2021A	4.00%	09/01/24	300,000	312,534
Refunding RB Series 2021A	4.00%	09/01/25	535,000	563,205
Refunding RB Series 2021A	4.00%	09/01/26	400,000	425,795
Richmond Jt Powers Financing Auth
Refunding RB Series 2019B	5.00%	05/01/23	1,000,000	1,031,004
Riverside Cnty
Lease Refunding RB Series 2015A	5.00%	11/01/25 (g)	180,000	196,894
Lease Refunding RB Series 2015A	5.00%	11/01/25	1,020,000	1,115,381
Riverside Cnty Transportation Commission
Sales Tax RB Series 2013A	5.25%	06/01/24 (a)(g)	710,000	735,480
Sr Lien Toll Refunding RB Series 2021B1	4.00%	06/01/40 (a)	2,500,000	2,531,984
Rosedale-Rio Bravo Water Storage District
Refunding RB Series 2020A	5.00%	01/01/23	810,000	826,317
Refunding RB Series 2020A	5.00%	01/01/24	500,000	523,849
Refunding RB Series 2020A	5.00%	01/01/25	545,000	583,585
Refunding RB Series 2020A	5.00%	01/01/26	825,000	901,019
Refunding RB Series 2020A	5.00%	01/01/28	810,000	914,932
Refunding RB Series 2020A	5.00%	01/01/29	855,000	979,203
Refunding RB Series 2020A	5.00%	01/01/30	890,000	1,032,609
Ross Valley Public Financing Auth
RB (Marin Cnty Sanitary District #1) Series 2013	5.00%	10/01/27 (a)	200,000	208,783
RB (Marin Cnty Sanitary District #1) Series 2013	5.00%	10/01/43 (a)	1,000,000	1,038,659
Sacramento Cnty
Airport System Sr Refunding RB Series 2018C	5.00%	07/01/39 (a)	1,000,000	1,075,919
Airport System Sr Refunding RB Series 2020	5.00%	07/01/34 (a)	1,550,000	1,730,510
Refunding COP Series 2020	5.00%	10/01/24	1,420,000	1,515,642

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Sacramento Regional Transit District
Refunding RB Series 2021A	4.00%	03/01/35 (a)	825,000	855,403
Refunding RB Series 2021A	4.00%	03/01/36 (a)	625,000	644,814
Refunding RB Series 2021A	4.00%	03/01/37 (a)	750,000	773,000
San Diego Assoc of Governments
Capital Grant Receipts RB (Mid Coast Corridor Transit) Series 2019A	5.00%	11/15/25 (a)	2,500,000	2,669,968
Capital Grant Receipts RB (Mid Coast Corridor Transit) Series 2019B	1.80%	11/15/27 (a)	2,500,000	2,408,935
San Diego Cnty
RB (Sanford Burnham Institute) Series 2015A	4.00%	11/01/23	745,000	767,924
RB (Sanford Burnham Institute) Series 2015A	5.00%	11/01/24	550,000	587,948
RB (Sanford Burnham Institute) Series 2015A	5.00%	11/01/25	350,000	382,487
RB (Sanford Burnham Institute) Series 2015A	5.00%	11/01/26 (a)	1,000,000	1,092,475
San Diego Cnty Regional Airport Auth
RB Series 2017B	5.00%	07/01/31 (a)	1,360,000	1,464,183
Sub Airport RB Series 2021B	5.00%	07/01/29	955,000	1,064,480
Sub Refunding & RB Series 2019A	4.00%	07/01/37 (a)	1,000,000	1,040,788
San Diego Cnty Regional Transportation Commission
Sales Tax RB Series 2008B VRDN	0.74%	04/01/38 (a)(f)(h)	1,000,000	1,000,000
San Diego Unified Port District
Refunding RB Series 2013A	5.00%	09/01/22	300,000	302,820
Refunding RB Series 2013A	5.00%	09/01/23	550,000	570,898
Refunding RB Series 2013A	5.00%	09/01/25 (a)	245,000	253,771
San Francisco Airport Commission
RB 2nd Series 2019E	5.00%	05/01/40 (a)	2,875,000	3,133,927
RB 2nd Series 2022A	5.00%	05/01/30	2,500,000	2,807,742
RB Series 2018G	5.00%	05/01/27	2,700,000	2,928,692
Refunding RB 2nd Series 2020A	5.00%	05/01/38 (a)	3,500,000	3,866,978
San Francisco Public Utilities Commission
Water RB Series 2017A	5.00%	11/01/36 (a)	2,000,000	2,130,678
San Francisco Successor Redevelopment Agency
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/23	265,000	275,177
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/25 (a)	150,000	159,249
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/26 (a)	165,000	175,146
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/28 (a)	305,000	323,430
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/29 (a)	430,000	454,973
San Jacinto USD
GO Bonds Series 2017	5.00%	08/01/34 (a)	1,205,000	1,336,194
GO Bonds Series 2017	5.00%	08/01/36 (a)	925,000	1,021,630
San Mateo Cnty CCD
GO Refunding Bonds Series 2018	5.00%	09/01/39 (a)	1,045,000	1,202,337
GO Refunding Bonds Series 2018	5.00%	09/01/40 (a)	1,150,000	1,317,251
San Mateo Foster City Public Finance Auth
RB Series 2020A	5.00%	05/01/33 (a)	190,000	213,975
RB Series 2020A	5.00%	05/01/36 (a)	500,000	559,356
RB Series 2020A	5.00%	05/01/37 (a)	250,000	279,088
Sanger Public Financing Auth
Lease RB Series 2020A	4.00%	02/01/40 (a)	1,250,000	1,273,893
Santa Cruz Cnty Capital Financing Auth
Lease RB Series 2014	3.00%	08/01/24	175,000	178,773
Lease RB Series 2014	5.00%	08/01/25 (a)	175,000	186,149

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Lease RB Series 2014	5.00%	08/01/26 (a)	165,000	175,367
Lease RB Series 2014	5.00%	08/01/27 (a)	320,000	339,686
Santa Monica Public Financing Auth
Lease RB Series 2018	5.00%	07/01/35 (a)	575,000	635,281
Santa Rosa HSD
GO Bonds Series 2018C	5.00%	08/01/34 (a)	250,000	275,137
GO Bonds Series 2018C	5.00%	08/01/35 (a)	200,000	219,779
Sierra View Healthcare District
RB Series 2019	5.00%	07/01/24	915,000	960,751
RB Series 2019	4.00%	07/01/25	1,270,000	1,315,977
Refunding RB Series 2020	4.00%	07/01/26	300,000	313,401
Refunding RB Series 2020	5.00%	07/01/27	630,000	692,021
Refunding RB Series 2020	5.00%	07/01/30	645,000	729,781
South Bay USD
GO BAN Series 2019	0.00%	08/01/22 (e)	2,000,000	1,994,358
South Placer Wastewater Auth
Wastewater Refunding RB Series 2020	5.00%	11/01/34	1,000,000	1,207,168
Southern California Metropolitan Water District
Water Refunding RB Series 2016A	5.00%	07/01/34 (a)	390,000	424,682
Southern California Public Power Auth
Refunding RB (Milford Wind Corridor) Series 2021-1	5.00%	07/01/25	800,000	868,461
Refunding RB Series 2020-1	5.00%	07/01/30 (a)	3,000,000	3,136,388
Susanville Natural Gas
Natural Gas Refunding RB Series 2019	2.00%	06/01/22	455,000	455,000
Natural Gas Refunding RB Series 2019	3.00%	06/01/25	575,000	587,926
Natural Gas Refunding RB Series 2019	4.00%	06/01/28 (a)	615,000	665,890
Natural Gas Refunding RB Series 2019	4.00%	06/01/30 (a)	680,000	728,969
Natural Gas Refunding RB Series 2019	4.00%	06/01/33 (a)	580,000	606,256
Tobacco Securitization Auth of Northern California
Sr Refunding Bonds (Sacramento Cnty Tobacco Corp) Series 2021A1	4.00%	06/01/49 (a)	1,000,000	977,369
Sr Refunding Bonds (Sacramento Cnty Tobacco Corp) Series 2021B1	0.45%	06/01/30 (a)	50,000	50,000
Sr Refunding Bonds (Sacramento Cnty Tobacco Corp) Series 2021B1	4.00%	06/01/49 (a)	250,000	250,000
Truckee Donner Public Utility District
Water System Refunding RB Series 2015	4.00%	11/15/22	630,000	637,769
Water System Refunding RB Series 2015	4.00%	11/15/23	655,000	676,243
Water System Refunding RB Series 2015	4.00%	11/15/24	680,000	712,064
Water System Refunding RB Series 2015	4.00%	11/15/25	710,000	753,563
Univ of CA Medical Center
Pooled RB Series 2022P	5.00%	05/15/47 (a)	3,750,000	4,258,337
Upland
COP (San Antonio Regional Hospital) Series 2017	5.00%	01/01/24	1,200,000	1,253,026
Val Verde USD
GO Bonds Series 2021B	4.00%	08/01/24	500,000	520,236
Vernon
Electric System RB Series 2021A	5.00%	10/01/26	2,000,000	2,160,489
Victorville
Electric RB Series 2022A	5.00%	05/01/30	500,000	556,378
Electric RB Series 2022A	5.00%	05/01/32	500,000	561,647
West Hills CCD
GO Refunding Bonds Series 2016B	5.00%	08/01/25	320,000	346,719
GO Refunding Bonds Series 2016B	5.00%	08/01/26	450,000	497,440

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Refunding Bonds Series 2016B	5.00%	08/01/30 (a)	595,000	654,710
GO Refunding Bonds Series 2016B	5.00%	08/01/31 (a)	635,000	697,385
				395,166,477
GUAM 0.8%
Guam Power Auth
Refunding RB Series 2022A	5.00%	10/01/32 (i)	2,000,000	2,196,552
Refunding RB Series 2022A	5.00%	10/01/39 (a)(i)	1,190,000	1,280,957
				3,477,509
PUERTO RICO 0.8%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Auth
Hospital Refunding RB Series 2021	5.00%	07/01/28	700,000	780,937
Hospital Refunding RB Series 2021	5.00%	07/01/30	550,000	624,814
Hospital Refunding RB Series 2021	5.00%	07/01/31	825,000	944,195
Hospital Refunding RB Series 2021	5.00%	07/01/33 (a)	775,000	877,405
				3,227,351
Total Municipal Securities (Cost $410,366,889)				401,871,337
Total Investments in Securities (Cost $410,366,889)				401,871,337

(a)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(b)	All or a portion of this security is designated as collateral for delayed-delivery securities.
(c)	Variable rate security; rate shown is effective rate at period end.
(d)	Bond currently pays a fixed coupon rate and will be remarketed at a to be determined rate at the end of the current fixed rate term.
(e)	Zero coupon bond.
(f)	Credit-enhanced or liquidity-enhanced.
(g)	Refunded bond.
(h)	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.
(i)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
GO —	General obligation
HSD —	High school district
RB —	Revenue bond
S/F —	Single-family
SD —	School district
SIFMA —	Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
UHSD —	Union high school district
USD —	Unified school district
VRDN —	Variable rate demand note

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2022:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Municipal Securities[1]	$—	$401,871,337	$—	$401,871,337
Total	$—	$401,871,337	$—	$401,871,337

[1]	As categorized in the Portfolio Holdings.

Schwab Investments
Schwab Opportunistic Municipal Bond Fund

Portfolio Holdings as of May 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.
ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 102.0% OF NET ASSETS
ALABAMA 1.0%
Jefferson Cnty Sales Tax
Limited Obligation Refunding RB Series 2017	4.00%	09/15/36 (a)	500,000	514,597
ARIZONA 3.8%
Arizona IDA
RB Series 2021A	4.00%	11/01/30	500,000	515,757
La Paz Cnty Industrial Development Auth
Education Facility Lease RB (Harmony Public Schools) Series 2018A	5.00%	02/15/38 (a)	700,000	735,598
Phoenix Civic Improvement Corp
Jr Lien Airport RB Series 2019B	4.00%	07/01/39 (a)	800,000	804,485
				2,055,840
CALIFORNIA 0.9%
Chino Valley USD
GO Bonds Series 2022C	0.00%	08/01/39 (a)(b)	600,000	292,252
Lynwood USD
GO Bonds Series E	0.00%	08/01/43 (a)(b)	520,000	213,046
				505,298
COLORADO 1.5%
Park Creek Metropolitan Dist
Sr LT RB Series 2019A	4.00%	12/01/34 (a)	745,000	794,610
CONNECTICUT 1.0%
Connecticut Health & Educational Facilities Auth
RB (Sacred Heart Univ) Series L	5.00%	07/01/47 (a)	500,000	546,155
DISTRICT OF COLUMBIA 1.8%
Washington DC Convention Center Auth
Sr Lien Dedicated Tax Refunding RB Series 2021A	4.00%	10/01/34 (a)	400,000	422,681
Sr Lien Dedicated Tax Refunding RB Series 2021A	4.00%	10/01/40 (a)	500,000	523,787
				946,468

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
FLORIDA 7.9%
Fort Pierce Utilities Authority
Utilities Refunding RB Series 2022A	4.00%	10/01/52 (a)(c)	500,000	500,111
Halifax Hospital Medical Center
Hospital Revenue & Refunding Bonds Series 2016	5.00%	06/01/36 (a)	500,000	525,305
Lake Worth Beach
Consolidated Utility RB Series 2022	4.00%	10/01/52 (a)(c)	750,000	750,795
Lee Cnty Industrial Development Auth
Healthcare Facilities Improvement RB (Shell Point Alliance) Series 2019	5.00%	11/15/49 (a)(d)	1,000,000	1,024,340
Miami-Dade Cnty Educational Facilities Auth
Revenue & Refunding Bonds (Univ of Miami) Series 2015A	5.00%	04/01/30 (a)	500,000	526,517
Pompano Beach
RB (John Knox Village) Series 2021A	4.00%	09/01/51 (a)	500,000	446,099
Tampa
Revenue & Refunding Bonds (Univ of Tampa) Series 2020A	4.00%	04/01/50 (a)	500,000	481,959
				4,255,126
GEORGIA 2.3%
Cobb Cnty-Kennestone Hospital Auth
Revenue Anticipation Refunding Certificates Series 2012	5.00%	04/01/28 (a)	415,000	426,316
Milledgeville-Baldwin Cnty Development Auth
RB (Univ of Georgia) Series 2021	4.00%	06/15/36 (a)	750,000	783,609
				1,209,925
GUAM 1.0%
Guam Waterworks Auth
Water & Wastewater System Refunding RB Series 2014A	5.00%	07/01/35 (a)	500,000	519,981
IDAHO 1.1%
Madison SD #321
GO Bonds Series 2022B	5.00%	09/15/39 (a)(c)(e)	515,000	595,547
ILLINOIS 2.6%
Chicago
2nd Lien Water RB Series 2014	5.00%	11/01/44 (a)	500,000	511,183
Illinois Toll Highway Auth
Toll Highway Sr RB Series 2017A	5.00%	01/01/42 (a)	450,000	488,246
Northern Illinois Univ
Auxiliary Facilities System RB Series 2021	4.00%	10/01/43 (a)(e)	400,000	402,619
				1,402,048
INDIANA 2.3%
Indiana Finance Auth
1st Lien Wastewater Utility Refunding RB (CWA Authority) Series 2022A	5.00%	10/01/35 (a)(c)	300,000	353,761
Indiana Housing & Community Development Agency
S/F Mortgage RB Series 2020C-3	0.61%	07/01/47 (a)(e)(f)	855,000	855,000
				1,208,761

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
LOUISIANA 3.7%
Louisiana Public Facilities Auth
RB Series 2020A	4.00%	04/01/50 (a)(g)	60,000	65,830
Revenue & Refunding Bonds (Ochsner Clinic) Series 2017	5.00%	05/15/42 (a)	500,000	527,573
Louisiana Stadium & Exposition District
BAN 2021	4.00%	07/03/23 (a)	400,000	405,459
New Orleans
Sewerage Service RB Series 2020B	5.00%	06/01/34 (a)	500,000	573,645
Tangipahoa District #1 North Oaks Health System
Refunding RB Series 2021	4.00%	02/01/35 (a)	400,000	400,423
				1,972,930
MARYLAND 1.0%
Maryland Economic Development Corp
Refunding RB (Transportation Facilities) Series 2017A	5.00%	06/01/35 (a)	500,000	539,369
MASSACHUSETTS 0.6%
Massachusetts Development Finance Agency
RB (Southcoast Health System) Series 2021G	5.00%	07/01/50 (a)	300,000	320,259
MICHIGAN 2.0%
Detroit SD
ULT Refunding RB Series 2020A	5.00%	05/01/39 (a)(e)	500,000	560,681
Great Lakes Water Auth
2nd Lien Water System Refunding RB Series 2016D	5.00%	07/01/30 (a)	500,000	539,425
				1,100,106
MINNESOTA 10.2%
South Central Minnesota Multi-Cnty Hsg & Redevelopment Auth
Pooled Housing Development RB Series 1993	4.93%	02/01/00 (h)	15,000	8,100
Pooled Housing Development RB Series 1993	5.33%	02/01/02 (h)	30,000	16,200
Pooled Housing Development RB Series 1993	5.56%	02/01/05 (h)	20,000	10,800
Pooled Housing Development RB Series 1993	5.60%	02/01/06 (h)	20,000	10,800
Pooled Housing Development RB Series 1993	5.68%	02/01/07 (h)	65,000	35,100
Pooled Housing Development RB Series 1993	5.72%	02/01/08 (h)	10,000	5,400
Pooled Housing Development RB Series 1993	5.92%	02/01/17 (h)	450,000	243,000
Pooled Housing Development RB Series 1993	6.31%	02/01/25 (h)	9,500,000	5,130,000
				5,459,400
MISSOURI 2.5%
Missouri Development Finance Board
Facilities Refunding RB Series 2021A	5.00%	11/01/29	735,000	839,860
St Louis
Airport Revenue & Refunding Bonds (St Louis Lambert) Series 2019C	5.00%	07/01/32 (a)	425,000	475,645
				1,315,505
NEW JERSEY 5.3%
New Jersey Economic Development Auth
School Facilities Construction Bonds Series 2014 UU	5.00%	06/15/34 (a)(d)	1,000,000	1,028,668

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
South Jersey Transportation Auth
Transportation System Refunding RB Series 2014A	5.00%	11/01/39 (a)(d)	1,000,000	1,026,741
Tobacco Settlement Financing Corp
Tobacco Settlement Bonds Series 2018A	5.25%	06/01/46 (a)	750,000	807,833
				2,863,242
NEW YORK 15.1%
Long Island Power Auth
Electric System RB Series 2021A	5.00%	09/01/34 (a)	370,000	426,243
Electric System RB Series 2021B	1.50%	09/01/51 (a)(i)	535,000	509,324
Metropolitan Transportation Auth
Transportation RB Series 2020C1	5.25%	11/15/55 (a)	500,000	540,438
Nassau Cnty
GO Bonds Series 2017B	5.00%	04/01/31 (a)	450,000	495,804
New York City
GO Bonds Fiscal 2022 Series D1	5.50%	05/01/46 (a)	250,000	299,905
New York City Municipal Water Finance Auth
Water & Sewer System 2nd Resolution RB Fiscal 2015 Series BB4	0.65%	06/15/50 (a)(e)(f)	630,000	630,000
New York City Transitional Finance Auth
Future Tax Secured Sub Bonds Fiscal 2016 Series E4	0.62%	02/01/45 (a)(e)(f)	500,000	500,000
Future Tax Secured Sub Bonds Fiscal 2017 Series E1	5.00%	02/01/43 (a)	500,000	541,141
New York Liberty Development Corp
Liberty Refunding RB Series 1WTC-2021	3.00%	02/15/42 (a)	1,000,000	870,854
RB (Goldman Sachs Headquarters) Series 2005	5.25%	10/01/35	500,000	590,958
New York State Dormitory Auth
RB (Northwell Health) Series 2022A	5.00%	05/01/52 (a)	500,000	551,041
New York State Urban Development Corp
State Personal Income Tax RB Series 2020C	5.00%	03/15/47 (a)	400,000	446,342
New York Transportation Development Corp
Special Facility RB (JFK Airport) Series 2020A	5.00%	12/01/31 (a)	500,000	539,398
Port Auth of New York & New Jersey
Consolidated Bonds 223rd Series	4.00%	07/15/61 (a)	500,000	495,409
Triborough Bridge & Tunnel Auth
Sr Lien RB Series 2021A1	5.00%	05/15/51 (a)	600,000	677,811
				8,114,668
NORTH CAROLINA 1.5%
Charlotte
Airport RB (Charlotte Douglas Intl) Series 2021B	4.00%	07/01/51 (a)	250,000	250,109
Greater Asheville Regional Airport Auth
Airport System RB Series 2022A	5.50%	07/01/52 (a)(c)	500,000	564,502
				814,611
OHIO 1.0%
Butler Cnty
Hospital Facilities Refunding RB (UC Health) Series 2017	5.00%	11/15/30 (a)	500,000	544,303
OKLAHOMA 2.5%
Oklahoma Development Finance Auth
Health System RB (OU Medicine) Series 2018B	5.50%	08/15/57 (a)	500,000	510,299

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Tulsa Cnty Industrial Auth
Educational Facilities Lease RB Series 2021A	4.00%	09/01/31	750,000	819,467
				1,329,766
OREGON 2.0%
Oregon Facilities Auth
RB (Legacy Health) Series 2022A	5.00%	06/01/52 (a)(d)	1,000,000	1,090,626
PENNSYLVANIA 5.9%
Commonwealth Financing Auth
Tobacco Settlement RB Series 2018	5.00%	06/01/35 (a)	500,000	549,285
Pennsylvania Economic Development Financing Auth
RB Series 2022A	5.00%	02/15/47 (a)(d)	1,100,000	1,224,721
Pennsylvania State Turnpike Commission
Sub RB Series 2017B1	5.25%	06/01/47 (a)	250,000	265,141
Pennsylvania State Univ
RB Series 2022A	5.25%	09/01/52 (a)	500,000	587,168
Philadelphia
Water & Wastewater RB Series 2019B	5.00%	11/01/54 (a)	500,000	551,790
				3,178,105
SOUTH CAROLINA 1.0%
South Carolina Public Service Auth
Revenue & Refunding Bonds Series 2016B	5.00%	12/01/56 (a)	500,000	526,559
TENNESSEE 2.0%
Chattanooga Health Educational & Housing Facilities Board
Student Housing Refunding RB (CDFI Univ of Tennessee at Chattanooga) Series 2015	5.00%	10/01/29 (a)	500,000	516,523
Memphis
GO Refunding Bonds Series 2020	4.00%	05/01/34 (a)	500,000	529,994
				1,046,517
TEXAS 10.5%
Arlington Higher Education Finance Corp
Education RB (Harmony Public Schools) Series 2021A	4.00%	02/15/28 (e)	300,000	320,107
Education RB (Harmony Public Schools) Series 2021A	4.00%	02/15/30 (e)	305,000	327,762
Austin
Airport System RB Series 2022	5.00%	11/15/52 (a)	500,000	550,592
Dallas-Fort Worth International Airport
Refunding RB Series 2021B	4.00%	11/01/45 (a)	750,000	768,590
Harris Cnty Cultural Education Facilities Finance Corp
RB (Houston Methodist) Series 2020B	0.62%	12/01/59 (a)(f)	500,000	500,000
McKinney
Waterworks & Sewer System RB Series 2022	5.00%	03/15/42 (a)(c)	400,000	459,293
New Hope Cultural Educational Facilities Corp
Education RB (Beta Academy) Series 2019A	5.00%	08/15/49 (a)	500,000	502,445
North Texas Tollway Auth
1st Tier System Revenue & Refunding Bonds Series 2017A	5.00%	01/01/43 (a)	500,000	543,758
System 2nd Tier Refunding RB Series 2021B	4.00%	01/01/37 (a)	500,000	522,995

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Texas Transportation Commission
Central Texas Turnpike System 2nd Tier Refunding RB Series 2015C	5.00%	08/15/34 (a)	800,000	825,263
Ysleta ISD
ULT GO Bonds Series 2022	5.00%	08/15/56 (a)(c)(e)	250,000	286,096
				5,606,901
UTAH 0.7%
Vineyard Redevelopment Agency
Tax Increment Refunding RB Series 2021	5.00%	05/01/29	175,000	201,209
Tax Increment Refunding RB Series 2021	4.00%	05/01/39 (a)	175,000	183,725
				384,934
VIRGINIA 1.0%
Lynchburg Economic Development Auth
Hospital Refunding RB (Central Health Obligated Group) Series 2021	4.00%	01/01/41 (a)	535,000	537,051
WEST VIRGINIA 1.2%
Marshall Univ
Improvement Refunding RB Series 2020A	4.00%	05/01/50 (a)	635,000	644,404
WISCONSIN 4.3%
Wisconsin Health & Educational Facilities Auth
RB (Hmong American Peace Academy) Series 2020	5.00%	03/15/50 (a)(d)	1,075,000	1,115,532
RB (Woodland Hill Sr Housing) Series 2014	5.25%	12/01/49 (a)	500,000	482,384
Refunding RB (Froedtert Health) Series 2021A	0.67%	04/01/35 (a)(e)(f)	700,000	700,000
				2,297,916
WYOMING 0.8%
Laramie Cnty
Hospital Refunding RB (Cheyenne Regional Medical Center) Series 2021	3.00%	05/01/42 (a)	500,000	425,715
Total Municipal Securities (Cost $56,106,110)				54,667,243
Total Investments in Securities (Cost $56,106,110)				54,667,243

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings (Unaudited) continued

(a)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(b)	Zero coupon bond.
(c)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(d)	All or a portion of this security is designated as collateral for delayed-delivery securities.
(e)	Credit-enhanced or liquidity-enhanced.
(f)	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.
(g)	Refunded bond.
(h)	The securities are in default and are not making full payments of interest and principal when due. The securities are making semi-annual distributions of variable amounts of cash flow. These amounts are determined by factors including, but not limited to, property occupancy levels, per unit rental rates and capital reinvestment expenses. The coupon accrual rate utilized by the Fund is reviewed at least annually and will generally be based on interest payments received historically along with any known changes in the previously mentioned factors.
(i)	Bond currently pays a fixed coupon rate and will be remarketed at a to be determined rate at the end of the current fixed rate term.

BAN —	Bond anticipation note
GO —	General obligation
IDA —	Industrial development agency/authority
ISD —	Independent school district
LT —	Limited tax
RB —	Revenue bond
S/F —	Single-family
SD —	School district
SIFMA —	Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
ULT —	Unlimited tax
USD —	Unified school district
VRDN —	Variable rate demand note

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2022:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Municipal Securities[1]	$—	$54,667,243	$—	$54,667,243
Total	$—	$54,667,243	$—	$54,667,243

[1]	As categorized in the Portfolio Holdings.

Schwab Municipal Bond Funds
Notes to Portfolio Holdings (Unaudited)

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•  Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and technique, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
•  Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s fair value.
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

Schwab Municipal Bond Funds
Notes to Portfolio Holdings (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG89446MAY22